UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 through June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

June 30, 2018

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

August 1, 2018 (Unaudited)

Dear Shareholder,

The U.S. economy largely outpaced growth in other developed market nations during the twelve months ended June 30, 2018, and U.S. equity markets provided strong returns on the back of record corporate profits and historically low interest rates.

“Corporate earnings for the first and second quarters of 2018 reached record highs, with a sizeable majority of companies reporting better-than-expected results.” — George C.W. Gatch

During the first half of the reporting period, synchronized global economic growth helped the U.S. economy achieve its second-longest expansion on record. By the final months of 2017, U.S. unemployment had fallen to 4.1% and U.S. consumer confidence rose to its highest levels in nearly 17 years. Notably, U.S. equity prices climbed to record highs in every month from June through December and financial market volatility remained at historically low levels. In response to a tightening labor market and early signs of inflationary pressure, the U.S. Federal Reserve (the “Fed”) raised interest rates in December 2017.

In January 2018, U.S. equity prices continued to rise, aided somewhat by recently-enacted tax cut legislation. The Standard & Poor’s 500 Index (the “S&P 500”) reached fourteen record closing highs during the month, the last on January 26th.

Early February 2018 was marked by a sharp sell-off in both equities and bonds in the U.S., and the selling quickly spread to other financial markets. Stronger-than-expected economic data sparked investor fears of rapidly rising inflation and accelerated interest rate increases by the Fed. Over several days, the S&P 500 lost more than 10% of its value, a decline that was one of the fastest peak-to-trough drops in the history of the index. The sell-off in bonds led to a spike in yields on benchmark 10-year U.S. Treasury bonds that further roiled markets.

While U.S. equity prices had rebounded somewhat by the end of the reporting period, leading equity indexes never fully recovered. Financial market volatility rose sharply during the February sell-off and remained elevated through June 2018.

Meanwhile, the U.S. economy continued to expand in 2018, even as signs emerged of economic sluggishness in Europe and weakness in select emerging market nations. U.S. GDP rose 2.2% in the first quarter before jumping an estimated 4.1% in the second quarter, the largest increase in nearly four years. Corporate earnings for the first and second quarters of 2018 reached record levels, with a sizeable majority of companies reporting better-than-expected results. In response, the Fed raised interest rates again in March and June.

However, the U.S. imposition of import tariffs on billions of dollars’ worth of goods, and reciprocal trade sanctions from China and other leading U.S. trading partners, increasingly weighed on global financial markets in the first half of 2018. The economies of China, Japan, the European Union and the U.K. are more dependent on exports than the U.S., and the impact of a potentially escalating trade war on the global economy remained a concern among policy makers, economists and investors.

At the end of the reporting period, the world’s leading economies appeared to be on pace for continued, moderate growth. The outlook for corporate earnings remained positive amid tame inflationary pressure, historically low interest rates and buoyant consumer demand. While the Fed was further along in its monetary tightening cycle than its counterparts in other developed markets, the European Central Bank, the Bank of England and the Bank of Japan were all moving in some measure to reduce economic stimulus.

We believe that investors who hold a properly diversified portfolio and a long-term outlook may benefit from a largely positive environment for economic growth and financial markets. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

Global equity markets provided strong positive returns for the reporting period, with U.S. equities largely outperforming developed market and emerging market equities. Overall, equity prices were supported by synchronized global growth, rising corporate profits and accommodative policies from leading central banks. While the U.S. Federal Reserve raised interest rates twice during the first half of 2018, interest rates remained relatively low by historical standards. The Standard & Poor’s 500 Index (the “S&P 500”) reached record high closings in every month from July 2017 through January 2018.

In early February 2018, both equity and bond prices fell sharply. The S&P 500 lost more than 10% of its value over nine trading sessions and yields on 10-year U.S. Treasury bonds, which serve as a benchmark for a broad range of financial assets, spiked higher. While equity markets rebounded somewhat in subsequent weeks, financial market volatility remained elevated through June 2018.

Overall, growth stocks generally outperformed value stocks and small cap stocks slightly outperformed large cap and mid cap stocks. For the twelve months ended June 30, 2018, the S&P 500 returned 14.37% and the Russell Midcap Index returned 12.33%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	26.22%
Russell 3000 Growth Index	22.47%

Net Assets as of 6/30/2018 (In Thousands)	$8,691,587

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2018. The Fund’s security selection in the health care sector and its security selection and overweight position in the technology sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the producer durables and materials & processing sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma Inc., Netflix Corp. and Amazon.com Inc. Shares of Kite Pharma, a drug maker, rose ahead of its October 2017 acquisition by Gilead Sciences Inc. Shares of Netflix, an Internet provider of entertainment, rose amid growth in subscriptions and revenue. Shares of Amazon.com, an Internet retailer, rose with continued growth in sales, earnings and market share.

Leading individual detractors from relative performance included the Fund’s overweight positions in Mohawk Industries Inc. and Acadia Healthcare Co. and its underweight position in Microsoft Corp. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell amid competitive pressure from lower cost imports and shrinking demand for the company’s ceramic tiles. Shares of Acadia Healthcare, a provider of behavioral health care services that was not held in the Benchmark, fell early in the reporting period after the company posted lower-than-expected earnings and revenue in the third quarter of 2017. Shares of Microsoft, a computer software and hardware provider, rose on continued growth in earnings and revenue.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Amazon.com, Inc.	5.9%
2.	Alphabet, Inc., Class C	5.7
3.	Apple, Inc.	5.7
4.	UnitedHealth Group, Inc.	3.5
5.	Facebook, Inc., Class A	3.0
6.	Waste Connections, Inc.	2.6
7.	Microsoft Corp.	2.4
8.	Mastercard, Inc., Class A	2.3
9.	Visa, Inc., Class A	2.1
10.	Netflix, Inc.	1.9

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	44.9%
Health Care	14.3
Industrials	13.3
Consumer Discretionary	13.2
Financials	8.2
Energy	2.0
Others (each less than 1.0%)	1.6
Short-Term Investments	2.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2018. The Fund’s portfolio composition is subject to change.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge*		19.62%	16.32%	11.59%
Without Sales Charge		26.22	17.58	12.20
CLASS C SHARES	May 1, 2006
With CDSC**		24.60	16.99	11.63
Without CDSC		25.60	16.99	11.63
CLASS I SHARES	May 1, 2006	26.56	17.80	12.44
CLASS R2 SHARES	July 31, 2017	25.90	17.29	11.94
CLASS R3 SHARES	May 31, 2017	26.27	17.59	12.22
CLASS R4 SHARES	May 31, 2017	26.56	17.86	12.50
CLASS R5 SHARES	January 8, 2009	26.74	18.04	12.64
CLASS R6 SHARES	December 23, 2013	26.86	18.14	12.69

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/08 TO 6/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class R2 Shares.

Returns for Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from June 30, 2008 to

June 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	12.70%
Russell Midcap Index	12.33%

Net Assets as of 6/30/2018 (In Thousands)	$2,733,708

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2018. The Fund’s security selection and overweight position in the technology sector and its security selection in the health care sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the energy and materials & processing sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma Inc., Energen Corp. and Kohl’s Corp. Shares of Kite Pharma, a drug maker not held in the Benchmark, rose ahead of its October 2017 acquisition by Gilead Sciences Inc. Shares of Energen, an oil and natural gas exploration and production company, rose amid investor expectations that activist investors would seek to acquire the company, as well as better-than-expected earnings. Shares of Kohl’s, an apparel retailer, rose amid better-than-expected sales and earnings.

Leading individual detractors from relative performance included the Fund’s overweight positions in Mohawk Industries Inc., Dish Network Inc. and Fortune Brands Home & Security Inc. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell amid increased competition from lower cost imports and shrinking demand for the company’s ceramic tile products. Shares of Dish Network, a subscription TV service, fell after the company reported a drop in earnings and subscriptions. Shares of Fortune Brands, a manufacturer of home furnishings and home security systems, fell after the company reported lower-than-expected earnings and sales for the first quarter of 2018.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Hilton Worldwide Holdings, Inc.	1.5%
2.	Waste Connections, Inc.	1.5
3.	Amphenol Corp., Class A	1.3
4.	Ross Stores, Inc.	1.2
5.	CBRE Group, Inc., Class A	1.1
6.	Energen Corp.	1.1
7.	Global Payments, Inc.	1.1
8.	S&P Global, Inc.	1.0
9.	ServiceNow, Inc.	1.0
10.	EQT Corp.	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	20.4%
Consumer Discretionary	16.3
Financials	14.9
Industrials	12.4
Health Care	11.2
Real Estate	6.4
Energy	4.0
Materials	3.9
Utilities	3.8
Consumer Staples	3.7
Short-Term Investments	3.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2018. The Fund’s portfolio composition is subject to change.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge*		6.49%	10.89%	9.44%
Without Sales Charge		12.39	12.09	10.04
CLASS C SHARES	November 2, 2009
With CDSC**		10.80	11.53	9.56
Without CDSC		11.80	11.53	9.56
CLASS I SHARES	January 1, 1997	12.70	12.47	10.36
CLASS R2 SHARES	March 14, 2014	12.09	11.85	9.92
CLASS R5 SHARES	March 14, 2014	12.85	12.57	10.41
CLASS R6 SHARES	March 14, 2014	12.93	12.63	10.44

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/08 TO 6/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Class I Shares.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from November 2, 2009 to March 13, 2014 and Class I Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Class I Shares.

Returns for Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Multi-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index from June 30, 2008 to June 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	18.75%
Russell Midcap Growth Index	18.52%

Net Assets as of 6/30/2018 (In Thousands)	$3,917,244

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2018. The Fund’s security selection and overweight position in the technology sector and its underweight position in the materials & processing sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the producer durables and consumer discretionary sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma Inc., Splunk Inc. and Copart Inc. Shares of Kite Pharma, a drug maker that was not held in the Benchmark, rose ahead of its October 2017 acquisition by Gilead Sciences Inc. Shares of Splunk, a data analytics software provider, rose amid consistent better-than-expected earnings and sales during the reporting period. Shares of Copart, an online automotive auction service, rose after the company reported consecutive quarters of better-than-expected earnings and sales.

Leading individual detractors from relative performance included the Fund’s overweight positions in Mohawk Industries Inc. and Acadia Healthcare Inc. and its underweight position in Align Technology Inc. Shares of Mohawk Industries, a maker of commercial and residential flooring, fell amid increased competition from lower cost imports and shrinking demand for the company’s ceramic tile products. Shares of Acadia Healthcare, a provider of behavioral health care services that was not held in the Benchmark, fell early in the reporting period after the company posted lower-than-expected earnings and revenue in the third quarter of 2017. Shares of Align Technology, a maker of dental devices, rose after the company raised its revenue growth target and increased its share repurchase program.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Waste Connections, Inc.	3.0%
2.	Ross Stores, Inc.	2.3
3.	Global Payments, Inc.	2.1
4.	S&P Global, Inc.	2.0
5.	ServiceNow, Inc.	2.0
6.	GoDaddy, Inc., Class A	1.8
7.	O’Reilly Automotive, Inc.	1.7
8.	Palo Alto Networks, Inc.	1.6
9.	Hilton Worldwide Holdings, Inc.	1.6
10.	Jazz Pharmaceuticals plc	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	32.8%
Industrials	17.3
Consumer Discretionary	16.0
Health Care	15.9
Financials	8.8
Materials	3.5
Energy	1.5
Real Estate	1.3
Short-Term Investments	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2018. The Fund’s portfolio composition is subject to change.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		12.17%	12.58%	9.38%
Without Sales Charge		18.39	13.80	9.97
CLASS C SHARES	November 4, 1997
With CDSC**		16.81	13.24	9.40
Without CDSC		17.81	13.24	9.40
CLASS I SHARES	March 2, 1989	18.75	14.15	10.30
CLASS R2 SHARES	June 19, 2009	18.10	13.59	9.78
CLASS R3 SHARES	September 9, 2016	18.38	13.79	9.97
CLASS R4 SHARES	September 9, 2016	18.66	14.08	10.24
CLASS R5 SHARES	November 1, 2011	18.89	14.30	10.41
CLASS R6 SHARES	November 1, 2011	18.95	14.37	10.45

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/08 TO 6/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R2, Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from June 30, 2008 to June 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.73%
Russell Midcap Value Index	7.60%

Net Assets as of 6/30/2018 (In Thousands)	$18,283,851

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2018. The Fund’s security selection in the materials sector and its security selection and underweight position in the energy sector were leading detractors from performance relative to the Benchmark, while the Fund’s underweight position and security selection in the real estate sector and its security selection in the financials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Dish Network Inc., EQT Corp. and Newell Brands Inc.Shares of Dish Network, a subscription TV service, fell after the company reported a drop in earnings and subscriptions. Shares of EQT, a natural gas production and transmission company, fell as natural gas prices declined during the reporting period and the company reported a loss for the first quarter of 2018. Shares of Newell Brands, a maker of household products, fell amid a proxy battle with activist investors seeking to replace the company’s board of directors.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kohl’s Corp., Dr. Pepper Snapple Group Inc. and T. Rowe Price Group Inc.Shares of Kohl’s, an apparel retailer, rose amid better-than-expected sales and earnings. Shares of Dr. Pepper Snapple Group, a soft drinks maker, rose ahead of the company’s acquisition by Keurig Co. Shares of T. Rowe Price Group, a financial services provider, rose amid consecutive quarters of better-than-expected earnings during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Energen Corp.	2.1%
2.	EQT Corp.	2.0
3.	M&T Bank Corp.	1.8
4.	Williams Cos., Inc. (The)	1.7
5.	Mohawk Industries, Inc.	1.7
6.	Loews Corp.	1.7
7.	CMS Energy Corp.	1.7
8.	Dr Pepper Snapple Group, Inc.	1.6
9.	WEC Energy Group, Inc.	1.6
10.	Xcel Energy, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	21.4%
Consumer Discretionary	16.6
Real Estate	11.2
Information Technology	8.3
Utilities	7.6
Industrials	7.5
Consumer Staples	7.3
Health Care	6.6
Energy	6.5
Materials	4.2
Short-Term Investments	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2018. The Fund’s portfolio composition is subject to change.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	April 30, 2001
With Sales Charge*		0.64%	9.14%	9.50%
Without Sales Charge		6.20	10.32	10.09
CLASS C SHARES	April 30, 2001
With CDSC**		4.68	9.76	9.54
Without CDSC		5.68	9.76	9.54
CLASS I SHARES	October 31, 2001	6.47	10.60	10.37
CLASS L SHARES	November 13, 1997	6.73	10.87	10.63
CLASS R2 SHARES	November 3, 2008	5.93	10.04	9.82
CLASS R3 SHARES	September 9, 2016	6.20	10.32	10.09
CLASS R4 SHARES	September 9, 2016	6.48	10.60	10.36
CLASS R5 SHARES	September 9, 2016	6.61	10.83	10.62
CLASS R6 SHARES	September 9, 2016	6.71	10.87	10.63

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/08 TO 6/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R2 and Class R3 Shares would have been lower than those shown because Class R2 and Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index from June 30, 2008 to June 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Mid-Cap Core Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	8.26%
Russell 3000 Value Index	7.25%

Net Assets as of 6/30/2018 (In Thousands)	$11,384,237

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2018. The Fund’s security selection and underweight position in the industrials and consumer staples sectors were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the materials sector and its underweight position in the energy sector were leading detractors from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s underweight position in General Electric Co. and its overweight positions in T. Rowe Price Group Inc. and Kohl’s Corp. Shares of General Electric, an industrial conglomerate not held in the Fund, fell amid the company’s restructuring efforts and in June 2018, the stock was removed from the Dow Jones Industrial Average after 111 consecutive years on the index. Shares of T. Rowe Price Group, a financial services provider, rose amid consecutive quarters of better-than-expected earnings during the reporting period.Shares of Kohl’s, an apparel retailer, rose amid better-than-expected sales and earnings.

Leading individual detractors from relative performance included the Fund’s overweight positions in Dish Network Corp. and Ball Corp. and its underweight position in Intel Corp.Shares of Dish Network, a subscription TV service, fell after the company reported a drop in earnings and subscriptions. Shares of Ball, a metal packaging maker, fell after the company reported weakness in its key North and Central American markets. Shares of Intel, a semiconductor manufacturer not held in the Fund, rose amid gains in the broader semiconductor sector.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’

view, significant levels of free cash flow. During the reporting period, the Fund’s largest overweight position was in the consumer discretionary sector and the Fund’s largest underweight position was in the health care sector.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Bank of America Corp.	3.0%
2.	Wells Fargo & Co.	2.9
3.	Pfizer, Inc.	2.4
4.	Capital One Financial Corp.	2.1
5.	Exxon Mobil Corp.	1.9
6.	Loews Corp.	1.6
7.	PNC Financial Services Group, Inc. (The)	1.6
8.	M&T Bank Corp.	1.5
9.	Johnson & Johnson	1.5
10.	Texas Instruments, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	29.5%
Consumer Discretionary	12.7
Health Care	9.2
Energy	9.0
Real Estate	7.7
Consumer Staples	6.7
Information Technology	6.6
Industrials	6.2
Utilities	4.7
Materials	4.4
Telecommunication Services	1.1
Short-Term Investments	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2018. The Fund’s portfolio composition is subject to change.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	February 28, 2005
With Sales Charge*		2.15%	8.68%	9.37%
Without Sales Charge		7.81	9.86	9.96
CLASS C SHARES	February 28, 2005
With CDSC**		6.27	9.31	9.41
Without CDSC		7.27	9.31	9.41
CLASS I SHARES	February 28, 2005	8.07	10.13	10.24
CLASS L SHARES	February 28, 2005	8.26	10.39	10.51
CLASS R2 SHARES	July 31, 2017	7.51	9.58	9.68
CLASS R3 SHARES	September 9, 2016	7.82	9.86	9.96
CLASS R4 SHARES	September 9, 2016	8.07	10.13	10.24
CLASS R5 SHARES	September 9, 2016	8.25	10.38	10.50
CLASS R6 SHARES	September 9, 2016	8.35	10.41	10.52

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/08 TO 6/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns for R5 and Class R6 Shares would have been different to those shown because R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from June 30, 2008 to June 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 18, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%
Aerospace & Defense — 1.6%
Boeing Co. (The)	418	140,344

Airlines — 0.6%
Delta Air Lines, Inc.	974	48,247

Automobiles — 0.4%
Tesla, Inc.*	107	36,833

Banks — 2.3%
Comerica, Inc.	696	63,299
East West Bancorp, Inc.	1,432	93,340
First Republic Bank	462	44,678

		201,317

Biotechnology — 3.1%
Exact Sciences Corp.*	707	42,296
Exelixis, Inc.*	1,367	29,422
Intercept Pharmaceuticals, Inc.*	381	31,961
Sage Therapeutics, Inc.*	194	30,351
Spark Therapeutics, Inc.*	584	48,299
Vertex Pharmaceuticals, Inc.*	503	85,473

		267,802

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	913	48,997
Lennox International, Inc.	538	107,721

		156,718

Capital Markets — 4.9%
BlackRock, Inc.	129	64,127
Charles Schwab Corp. (The)	2,849	145,584
Nasdaq, Inc.	766	69,894
S&P Global, Inc.	702	143,070

		422,675

Commercial Services & Supplies — 3.6%
Copart, Inc.*	1,494	84,507
Waste Connections, Inc.	3,037	228,659

		313,166

Communications Equipment — 1.9%
Arista Networks, Inc.*	244	62,712
Palo Alto Networks, Inc.*	492	101,030

		163,742

Construction Materials — 0.7%
Eagle Materials, Inc.	584	61,323

Distributors — 0.8%
LKQ Corp.*	2,050	65,385

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	781	68,064
Corning, Inc.	2,655	73,028

		141,092

Health Care Equipment & Supplies — 1.3%
DexCom, Inc.*	337	32,046
Intuitive Surgical, Inc.*	164	78,280

		110,326

Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.*	1,510	61,770
AmerisourceBergen Corp.	296	25,274
Centene Corp.*	596	73,372
UnitedHealth Group, Inc.	1,228	301,277

		461,693

Health Care Technology — 1.7%
Evolent Health, Inc., Class A*	2,141	45,062
Teladoc, Inc.*	786	45,633
Veeva Systems, Inc., Class A*	704	54,109

		144,804

Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	1,139	90,142

Insurance — 1.0%
Progressive Corp. (The)	1,462	86,495

Internet & Direct Marketing Retail — 9.3%
Amazon.com, Inc.*	300	510,280
Booking Holdings, Inc.*	44	88,989
Netflix, Inc.*	427	167,102
Wayfair, Inc., Class A*	386	45,853

		812,224

Internet Software & Services — 10.8%
Alphabet, Inc., Class C*	443	494,573
DocuSign, Inc.*	259	13,714
Facebook, Inc., Class A*	1,344	261,225
GoDaddy, Inc., Class A*	1,540	108,745
Spotify Technology SA*	383	64,419

		942,676

IT Services — 9.3%
Gartner, Inc.*	592	78,690
Global Payments, Inc.	1,062	118,369
Mastercard, Inc., Class A	992	195,007
PayPal Holdings, Inc.*	1,263	105,187
Square, Inc., Class A*	690	42,556

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Visa, Inc., Class A	1,362	180,370
Worldpay, Inc.*	1,036	84,757

		804,936

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	336	93,869

Machinery — 4.4%
Deere & Co.	506	70,767
Nordson Corp.	336	43,197
Oshkosh Corp.	1,236	86,944
Parker-Hannifin Corp.	265	41,316
Stanley Black & Decker, Inc.	649	86,233
WABCO Holdings, Inc.*	475	55,561

		384,018

Oil, Gas & Consumable Fuels — 1.9%
Concho Resources, Inc.*	689	95,268
EOG Resources, Inc.	590	73,351

		168,619

Pharmaceuticals — 1.8%
Jazz Pharmaceuticals plc*	482	83,014
Revance Therapeutics, Inc.*	1,172	32,177
TherapeuticsMD, Inc.*	6,047	37,735

		152,926

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A*	1,663	79,368

Road & Rail — 0.9%
Old Dominion Freight Line, Inc.	496	73,892

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.	1,404	64,869
Broadcom, Inc.	424	102,758
Cavium, Inc.*	969	83,844
NVIDIA Corp.	607	143,704

		395,175

Software — 10.8%
Adobe Systems, Inc.*	514	125,294
Electronic Arts, Inc.*	887	125,057

INVESTMENTS	SHARES (000)	VALUE ($000)
Software — continued
Guidewire Software, Inc.*	527	46,769
Microsoft Corp.	2,076	204,744
Red Hat, Inc.*	416	55,871
SailPoint Technologies Holding, Inc.*	891	21,863
salesforce.com, Inc.*	1,169	159,493
ServiceNow, Inc.*	573	98,808
Splunk, Inc.*	669	66,324
Take-Two Interactive Software, Inc.*	295	34,957

		939,180

Specialty Retail — 0.9%
Ross Stores, Inc.	957	81,123

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	2,637	488,089

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	450	56,182

Trading Companies & Distributors — 0.3%
Fastenal Co.	568	27,323

Total Common Stocks (Cost $4,789,301)		8,411,704

Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.80% (a) (b) (Cost $218,911)	218,911	218,911

Total Investments — 99.3% (Cost $5,008,212)		8,630,615
Other Assets Less Liabilities — 0.7%		60,972

NET ASSETS — 100.0%		$8,691,587

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.5%
HEICO Corp., Class A	227	13,837

Air Freight & Logistics — 0.5%
XPO Logistics, Inc.*	138	13,775

Auto Components — 1.0%
Aptiv plc	192	17,611
BorgWarner, Inc.	223	9,631

		27,242

Automobiles — 0.4%
Tesla, Inc.*	8	2,743
Thor Industries, Inc.	80	7,811

		10,554

Banks — 5.1%
Citizens Financial Group, Inc.	302	11,759
Comerica, Inc.	129	11,747
East West Bancorp, Inc.	246	16,052
Fifth Third Bancorp	689	19,771
First Republic Bank	194	18,779
Huntington Bancshares, Inc.	752	11,094
M&T Bank Corp.	143	24,290
SunTrust Banks, Inc.	311	20,514
Zions Bancorp	105	5,547

		139,553

Beverages — 1.6%
Constellation Brands, Inc., Class A	57	12,384
Dr Pepper Snapple Group, Inc.	183	22,299
Molson Coors Brewing Co., Class B	119	8,109

		42,792

Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.*	78	7,348
Exact Sciences Corp.*	138	8,257
Exelixis, Inc.*	390	8,397
Intercept Pharmaceuticals, Inc.*	78	6,536
Sage Therapeutics, Inc.*	50	7,858
Spark Therapeutics, Inc.*	89	7,332
Vertex Pharmaceuticals, Inc.*	56	9,586

		55,314

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	367	19,700
Lennox International, Inc.	106	21,204

		40,904

Capital Markets — 5.3%
Affiliated Managers Group, Inc.	46	6,898

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Ameriprise Financial, Inc.	147	20,518
Invesco Ltd.	351	9,328
Nasdaq, Inc.	191	17,424
Northern Trust Corp.	145	14,888
Raymond James Financial, Inc.	141	12,610
S&P Global, Inc.	135	27,484
T. Rowe Price Group, Inc.	181	20,955
TD Ameritrade Holding Corp.	253	13,835

		143,940

Chemicals — 0.4%
Sherwin-Williams Co. (The)	29	11,622

Commercial Services & Supplies — 2.2%
Copart, Inc.*	376	21,255
Waste Connections, Inc.	537	40,418

		61,673

Communications Equipment — 1.9%
Arista Networks, Inc.*	68	17,584
CommScope Holding Co., Inc.*	384	11,210
Palo Alto Networks, Inc.*	108	22,203

		50,997

Construction Materials — 1.2%
Eagle Materials, Inc.	122	12,775
Vulcan Materials Co.	147	19,010

		31,785

Consumer Finance — 0.5%
Ally Financial, Inc.	493	12,959

Containers & Packaging — 2.3%
Avery Dennison Corp.	148	15,121
Ball Corp.	605	21,513
Silgan Holdings, Inc.	437	11,726
WestRock Co.	244	13,935

		62,295

Distributors — 0.9%
Genuine Parts Co.	122	11,182
LKQ Corp.*	393	12,540

		23,722

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*	114	11,698

Electric Utilities — 1.2%
Edison International	109	6,916
Evergy, Inc.	83	4,681

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Xcel Energy, Inc.	467	21,316

		32,913

Electrical Equipment — 1.1%
Acuity Brands, Inc.	86	10,011
AMETEK, Inc.	178	12,821
Hubbell, Inc.	68	7,150

		29,982

Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	411	35,802
Arrow Electronics, Inc.*	197	14,815
CDW Corp.	190	15,368
Corning, Inc.	485	13,329
IPG Photonics Corp.*	52	11,406
Keysight Technologies, Inc.*	207	12,211

		102,931

Equity Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities, Inc.	157	6,713
American Homes 4 Rent, Class A	307	6,813
AvalonBay Communities, Inc.	82	14,082
Boston Properties, Inc.	112	13,992
Brixmor Property Group, Inc.	548	9,552
Essex Property Trust, Inc.	35	8,478
Federal Realty Investment Trust	95	12,072
JBG SMITH Properties	143	5,219
Kimco Realty Corp.	464	7,879
Outfront Media, Inc.	438	8,510
Park Hotels & Resorts, Inc.	132	4,033
Rayonier, Inc.	303	11,706
Regency Centers Corp.	119	7,373
Vornado Realty Trust	186	13,737
Weyerhaeuser Co.	281	10,261
WP Carey, Inc.	76	5,070

		145,490

Food & Staples Retailing — 0.6%
Kroger Co. (The)	550	15,637

Food Products — 0.7%
Pinnacle Foods, Inc.	167	10,847
Post Holdings, Inc.*	113	9,707

		20,554

Gas Utilities — 0.5%
National Fuel Gas Co.	238	12,601

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — 2.0%
DexCom, Inc.*	150	14,209
Edwards Lifesciences Corp.*	82	11,944
ResMed, Inc.	130	13,507
Zimmer Biomet Holdings, Inc.	139	15,491

		55,151

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.*	261	10,669
AmerisourceBergen Corp.	254	21,678
Centene Corp.*	148	18,261
Cigna Corp.	89	15,090
Henry Schein, Inc.*	133	9,661
Humana, Inc.	39	11,646
Laboratory Corp. of America Holdings*	74	13,282
Premier, Inc., Class A*	233	8,484
Universal Health Services, Inc., Class B	101	11,240
WellCare Health Plans, Inc.*	42	10,224

		130,235

Health Care Technology — 0.9%
Teladoc, Inc.*	188	10,913
Veeva Systems, Inc., Class A*	169	13,005

		23,918

Hotels, Restaurants & Leisure — 2.7%
Hilton Worldwide Holdings, Inc.	534	42,235
Marriott International, Inc., Class A	33	4,218
Red Rock Resorts, Inc., Class A	404	13,548
Vail Resorts, Inc.	48	13,024

		73,025

Household Durables — 1.2%
Mohawk Industries, Inc.*	110	23,493
Newell Brands, Inc.	379	9,776

		33,269

Household Products — 0.2%
Energizer Holdings, Inc.	93	5,866

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	129	13,931

Insurance — 4.1%
Alleghany Corp.	13	7,328
Chubb Ltd.	25	3,137
Hartford Financial Services Group, Inc. (The)	352	18,015
Loews Corp.	481	23,235
Marsh & McLennan Cos., Inc.	138	11,347
Principal Financial Group, Inc.	135	7,169

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	371	21,948
Unum Group	176	6,522
WR Berkley Corp.	98	7,088
XL Group Ltd. (Bermuda)	122	6,840

		112,629

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	142	17,068
Wayfair, Inc., Class A*	79	9,418

		26,486

Internet Software & Services — 2.5%
DocuSign, Inc.*	46	2,457
GoDaddy, Inc., Class A*	339	23,948
GrubHub, Inc.*	113	11,865
Match Group, Inc.*	165	6,407
Spotify Technology SA*	60	10,094
Twitter, Inc.*	325	14,184

		68,955

IT Services — 3.9%
Fiserv, Inc.*	242	17,952
Gartner, Inc.*	141	18,699
Global Payments, Inc.	261	29,132
Jack Henry & Associates, Inc.	110	14,392
Square, Inc., Class A*	241	14,843
Worldpay, Inc.*	150	12,267

		107,285

Life Sciences Tools & Services — 0.4%
Illumina, Inc.*	40	11,110

Machinery — 4.3%
Fortive Corp.	246	18,946
IDEX Corp.	99	13,466
Middleby Corp. (The)*	52	5,428
Nordson Corp.	110	14,125
Oshkosh Corp.	208	14,591
Parker-Hannifin Corp.	45	6,998
Snap-on, Inc.	111	17,903
Stanley Black & Decker, Inc.	109	14,423
WABCO Holdings, Inc.*	101	11,795

		117,675

Marine — 0.2%
Kirby Corp.*	82	6,889

Media — 0.6%
CBS Corp. (Non-Voting), Class B	164	9,239

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued
DISH Network Corp., Class A*	234	7,872

		17,111

Multiline Retail — 1.0%
Kohl’s Corp.	257	18,719
Nordstrom, Inc.	146	7,579

		26,298

Multi-Utilities — 2.1%
CMS Energy Corp.	487	23,041
Sempra Energy	115	13,407
WEC Energy Group, Inc.	335	21,678

		58,126

Oil, Gas & Consumable Fuels — 4.0%
Concho Resources, Inc.*	148	20,434
Energen Corp.*	400	29,135
EQT Corp.	495	27,327
PBF Energy, Inc., Class A	213	8,947
Williams Cos., Inc. (The)	910	24,672

		110,515

Personal Products — 0.6%
Coty, Inc., Class A	579	8,162
Edgewell Personal Care Co.*	153	7,713

		15,875

Pharmaceuticals — 1.1%
Catalent, Inc.*	228	9,547
Jazz Pharmaceuticals plc*	123	21,262

		30,809

Professional Services — 0.1%
Verisk Analytics, Inc.*	26	2,838

Real Estate Management & Development —1.1%
CBRE Group, Inc., Class A*	615	29,342

Road & Rail — 0.5%
Old Dominion Freight Line, Inc.	101	15,030

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	120	11,471
Broadcom, Inc.	38	9,099
Cavium, Inc.*	225	19,462
Lam Research Corp.	89	15,401
Teradyne, Inc.	236	8,992

		64,425

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 6.0%
Autodesk, Inc.*	123	16,072
Electronic Arts, Inc.*	113	15,992
Guidewire Software, Inc.*	111	9,846
Paycom Software, Inc.*	107	10,604
Proofpoint, Inc.*	108	12,477
Red Hat, Inc.*	147	19,806
ServiceNow, Inc.*	159	27,388
Splunk, Inc.*	162	16,056
Synopsys, Inc.*	141	12,044
Take-Two Interactive Software, Inc.*	95	11,197
Tyler Technologies, Inc.*	58	12,815

		164,297

Specialty Retail — 5.2%
AutoZone, Inc.*	23	15,694
Best Buy Co., Inc.	193	14,372
Floor & Decor Holdings, Inc., Class A*	76	3,747
Gap, Inc. (The)	434	14,057
O’Reilly Automotive, Inc.*	83	22,734
Ross Stores, Inc.	373	31,603
Tiffany & Co.	122	16,035
Tractor Supply Co.	163	12,430
Ulta Beauty, Inc.*	47	10,973

		141,645

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.*	132	16,430
PVH Corp.	111	16,639
Ralph Lauren Corp.	88	11,081

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Tapestry, Inc.	203	9,487

		53,637

Trading Companies & Distributors — 0.9%
Fastenal Co.	174	8,363
MSC Industrial Direct Co., Inc., Class A	151	12,811
WW Grainger, Inc.	9	2,745

		23,919

Total Common Stocks (Cost $1,777,264)		2,655,061

Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.80% (a) (b) (Cost $80,883)	80,883	80,883

Total Investments — 100.1% (Cost $1,858,147)		2,735,944
Liabilities in Excess of Other Assets — (0.1%)		(2,236)

NET ASSETS — 100.0%		$2,733,708

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 1.0%
HEICO Corp., Class A	650	39,614

Air Freight & Logistics — 1.0%
XPO Logistics, Inc.*	394	39,441

Auto Components — 1.3%
Aptiv plc	550	50,397

Automobiles — 0.8%
Tesla, Inc.*	23	7,870
Thor Industries, Inc.	230	22,371

		30,241

Banks — 2.5%
Comerica, Inc.	370	33,631
East West Bancorp, Inc.	700	45,650
First Republic Bank	201	19,406

		98,687

Biotechnology — 4.0%
BioMarin Pharmaceutical, Inc.*	223	21,035
Exact Sciences Corp.*	396	23,647
Exelixis, Inc.*	1,117	24,044
Intercept Pharmaceuticals, Inc.*	223	18,718
Sage Therapeutics, Inc.*	144	22,525
Spark Therapeutics, Inc.*	254	20,988
Vertex Pharmaceuticals, Inc.*	162	27,464

		158,421

Building Products — 2.2%
Fortune Brands Home & Security, Inc.	446	23,967
Lennox International, Inc.	303	60,712

		84,679

Capital Markets — 5.4%
Affiliated Managers Group, Inc.	133	19,745
Ameriprise Financial, Inc.	167	23,346
Nasdaq, Inc.	547	49,879
S&P Global, Inc.	386	78,687
TD Ameritrade Holding Corp.	723	39,601

		211,258

Commercial Services & Supplies — 4.5%
Copart, Inc.*	1,076	60,842
Waste Connections, Inc.	1,537	115,681

		176,523

Communications Equipment — 2.9%
Arista Networks, Inc.*	196	50,370
Palo Alto Networks, Inc.*	309	63,576

		113,946

INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 2.3%
Eagle Materials, Inc.	348	36,574
Vulcan Materials Co.	422	54,433

		91,007

Containers & Packaging — 1.1%
Avery Dennison Corp.	424	43,270

Distributors — 0.9%
LKQ Corp.*	1,125	35,897

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*	327	33,473

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	678	59,073
Corning, Inc.	1,387	38,154
IPG Photonics Corp.*	148	32,653

		129,880

Health Care Equipment & Supplies — 2.9%
DexCom, Inc.*	428	40,680
Edwards Lifesciences Corp.*	235	34,194
ResMed, Inc.	373	38,666

		113,540

Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.*	747	30,549
AmerisourceBergen Corp.	236	20,098
Centene Corp.*	424	52,253
Premier, Inc., Class A*	662	24,069
WellCare Health Plans, Inc.*	118	29,130

		156,099

Health Care Technology — 1.7%
Teladoc, Inc.*	538	31,243
Veeva Systems, Inc., Class A*	484	37,227

		68,470

Hotels, Restaurants & Leisure — 3.5%
Hilton Worldwide Holdings, Inc.	793	62,801
Red Rock Resorts, Inc., Class A	1,158	38,786
Vail Resorts, Inc.	136	37,290

		138,877

Insurance — 0.8%
Progressive Corp. (The)	534	31,580

Internet & Direct Marketing Retail — 0.7%
Wayfair, Inc., Class A*	227	26,949

Internet Software & Services — 4.6%
DocuSign, Inc.*	133	7,053
GoDaddy, Inc., Class A*	971	68,538

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Internet Software & Services — continued
GrubHub, Inc.*	324	33,970
Spotify Technology SA*	172	28,904
Twitter, Inc.*	930	40,600

		179,065

IT Services — 6.8%
Fiserv, Inc.*	694	51,389
Gartner, Inc.*	403	53,516
Global Payments, Inc.	748	83,383
Square, Inc., Class A*	689	42,488
Worldpay, Inc.*	429	35,112

		265,888

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	114	31,804

Machinery — 5.9%
Fortive Corp.	703	54,224
Nordson Corp.	315	40,436
Oshkosh Corp.	594	41,763
Parker-Hannifin Corp.	129	20,042
Stanley Black & Decker, Inc.	311	41,277
WABCO Holdings, Inc.*	289	33,784

		231,526

Marine — 0.5%
Kirby Corp.*	236	19,721

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc.*	423	58,484

Pharmaceuticals — 2.3%
Catalent, Inc.*	650	27,224
Jazz Pharmaceuticals plc*	353	60,869

		88,093

Professional Services — 0.2%
Verisk Analytics, Inc.*	76	8,206

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A*	1,020	48,706

Road & Rail — 1.1%
Old Dominion Freight Line, Inc.	289	43,049

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc.	107	26,019
Cavium, Inc.*	644	55,697
Lam Research Corp.	255	44,075
Teradyne, Inc.	671	25,557

		151,348

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 11.1%
Autodesk, Inc.*	351	46,026
Electronic Arts, Inc.*	325	45,790
Guidewire Software, Inc.*	318	28,190
Paycom Software, Inc.*	307	30,350
Proofpoint, Inc.*	310	35,723
Red Hat, Inc.*	422	56,691
ServiceNow, Inc.*	454	78,366
Splunk, Inc.*	464	45,971
Take-Two Interactive Software, Inc.*	271	32,052
Tyler Technologies, Inc.*	165	36,713

		435,872

Specialty Retail — 6.0%
Floor & Decor Holdings, Inc., Class A*	217	10,691
O’Reilly Automotive, Inc.*	238	65,045
Ross Stores, Inc.	1,067	90,461
Tractor Supply Co.	465	35,583
Ulta Beauty, Inc.*	135	31,439

		233,219

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.*	377	47,031
Tapestry, Inc.	582	27,167

		74,198

Trading Companies & Distributors — 0.8%
Fastenal Co.	492	23,694
WW Grainger, Inc.	26	8,019

		31,713

Total Common Stocks (Cost $2,786,436)		3,773,141

Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.80% (a) (b) (Cost $114,331)	114,331	114,331

Total Investments — 99.2% (Cost $2,900,767)		3,887,472
Other Assets Less Liabilities — 0.8%		29,772

NET ASSETS — 100.0%		$3,917,244

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Auto Components — 0.7%
BorgWarner, Inc.	2,984	128,800

Banks — 7.6%
Citizens Financial Group, Inc.	4,040	157,148
Fifth Third Bancorp	8,833	253,512
First Republic Bank	1,651	159,781
Huntington Bancshares, Inc.	9,638	142,256
M&T Bank Corp.	1,905	324,101
SunTrust Banks, Inc.	4,147	273,795
Zions Bancorp	1,412	74,401

		1,384,994

Beverages — 3.1%
Constellation Brands, Inc., Class A	756	165,450
Dr Pepper Snapple Group, Inc.	2,439	297,584
Molson Coors Brewing Co., Class B	1,530	104,097

		567,131

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,806	150,665

Capital Markets — 5.1%
Ameriprise Financial, Inc.	1,181	165,200
Invesco Ltd.	4,698	124,784
Northern Trust Corp.	1,933	198,837
Raymond James Financial, Inc.	1,886	168,495
T. Rowe Price Group, Inc.	2,409	279,667

		936,983

Chemicals — 0.9%
Sherwin-Williams Co. (The)	381	155,324

Communications Equipment — 0.8%
CommScope Holding Co., Inc.*	5,131	149,858

Consumer Finance — 1.0%
Ally Financial, Inc.	6,591	173,157

Containers & Packaging — 3.4%
Ball Corp.	7,766	276,088
Silgan Holdings, Inc.	5,842	156,730
WestRock Co.	3,265	186,154

		618,972

Distributors — 0.8%
Genuine Parts Co.	1,628	149,476

Electric Utilities — 2.4%
Edison International	1,464	92,649
Evergy, Inc.	1,108	62,227
Xcel Energy, Inc.	6,228	284,478

		439,354

INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — 2.0%
Acuity Brands, Inc.	914	105,909
AMETEK, Inc.	2,374	171,311
Hubbell, Inc.	906	95,764

		372,984

Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	2,323	202,468
Arrow Electronics, Inc.*	2,629	197,881
CDW Corp.	2,540	205,228
Keysight Technologies, Inc.*	2,764	163,183

		768,760

Equity Real Estate Investment Trusts (REITs) — 10.3%
American Campus Communities, Inc.	2,098	89,942
American Homes 4 Rent, Class A	4,115	91,275
AvalonBay Communities, Inc.	1,094	188,094
Boston Properties, Inc.	1,490	186,905
Brixmor Property Group, Inc.	7,330	127,759
Essex Property Trust, Inc.	475	113,449
Federal Realty Investment Trust	1,275	161,331
JBG SMITH Properties	1,921	70,043
Kimco Realty Corp.	6,208	105,480
Outfront Media, Inc.	5,855	113,878
Park Hotels & Resorts, Inc.	1,771	54,260
Rayonier, Inc.	4,044	156,463
Regency Centers Corp.	1,590	98,735
Vornado Realty Trust	2,483	183,519
Weyerhaeuser Co.	3,764	137,217

		1,878,350

Food & Staples Retailing — 1.1%
Kroger Co. (The)	7,340	208,822

Food Products — 1.5%
Pinnacle Foods, Inc.	2,229	145,021
Post Holdings, Inc.*	1,509	129,814

		274,835

Gas Utilities — 0.9%
National Fuel Gas Co.	3,179	168,385

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	1,788	199,234

Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	2,296	195,809
Cigna Corp.	1,186	201,531
Henry Schein, Inc.*	1,779	129,220
Humana, Inc.	523	155,676
Laboratory Corp. of America Holdings*	988	177,458

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Universal Health Services, Inc., Class B	1,348	150,245

		1,009,939

Hotels, Restaurants & Leisure — 1.8%
Hilton Worldwide Holdings, Inc.	3,422	270,887
Marriott International, Inc., Class A	448	56,711

		327,598

Household Durables — 2.4%
Mohawk Industries, Inc.*	1,463	313,486
Newell Brands, Inc.	5,070	130,746

		444,232

Household Products — 0.4%
Energizer Holdings, Inc.	1,249	78,661

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	1,718	186,098

Insurance — 7.4%
Alleghany Corp.	171	98,107
Chubb Ltd.	333	42,310
Hartford Financial Services Group, Inc. (The)	4,736	242,144
Loews Corp.	6,422	310,036
Marsh & McLennan Cos., Inc.	1,850	151,685
Principal Financial Group, Inc.	1,736	91,924
Progressive Corp. (The)	2,467	145,943
Unum Group	2,363	87,407
WR Berkley Corp.	1,311	94,933
XL Group Ltd. (Bermuda)	1,638	91,634

		1,356,123

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	1,896	227,883

Internet Software & Services — 0.5%
Match Group, Inc.*	2,216	85,861

IT Services — 1.1%
Jack Henry & Associates, Inc.	1,475	192,237

Machinery — 2.7%
IDEX Corp.	1,318	179,900
Middleby Corp. (The)*	697	72,829
Snap-on, Inc.	1,487	238,996

		491,725

Media — 1.3%
CBS Corp. (Non-Voting), Class B	2,198	123,594
DISH Network Corp., Class A*	3,136	105,385

		228,979

INVESTMENTS	SHARES (000)	VALUE ($000)

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc.	3,091	67,110

Multiline Retail — 1.9%
Kohl’s Corp.	3,428	249,876
Nordstrom, Inc.	1,960	101,477

		351,353

Multi-Utilities — 4.2%
CMS Energy Corp.	6,503	307,456
Sempra Energy	1,543	179,116
WEC Energy Group, Inc.	4,475	289,284

		775,856

Oil, Gas & Consumable Fuels — 6.5%
Energen Corp.*	5,337	388,647
EQT Corp.	6,606	364,540
PBF Energy, Inc., Class A	2,855	119,705
Williams Cos., Inc. (The)	11,684	316,748

		1,189,640

Personal Products — 1.2%
Coty, Inc., Class A	7,748	109,251
Edgewell Personal Care Co.*	2,047	103,279

		212,530

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A*	3,451	164,732

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	1,598	153,323

Software — 0.9%
Synopsys, Inc.*	1,881	160,965

Specialty Retail — 4.4%
AutoZone, Inc.*	312	209,612
Best Buy Co., Inc.	2,574	191,974
Gap, Inc. (The)	5,797	187,765
Tiffany & Co.	1,627	214,126

		803,477

Textiles, Apparel & Luxury Goods — 2.0%
PVH Corp.	1,484	222,158
Ralph Lauren Corp.	1,178	148,124

		370,282

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	2,017	171,180

Total Common Stocks (Cost $11,226,264)		17,775,868

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.80% (a) (b) (Cost $511,256)	511,256	511,256

Total Investments — 100.0% (Cost $11,737,520)		18,287,124
Liabilities in Excess of Other Assets — 0.0% (c)		(3,273)

NET ASSETS — 100.0%		$18,283,851

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2018.
(c)	Amount rounds to less than 0.05% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 1.0%
United Technologies Corp.	933	116,711

Airlines — 2.0%
Delta Air Lines, Inc.	3,205	158,795
Southwest Airlines Co.	1,356	68,988

		227,783

Banks — 14.8%
Bank of America Corp.	12,346	348,034
Citigroup, Inc.	2,142	143,352
Citizens Financial Group, Inc.	2,363	91,917
Fifth Third Bancorp	2,539	72,865
First Republic Bank	570	55,147
M&T Bank Corp.	1,043	177,469
PNC Financial Services Group, Inc. (The)	1,336	180,558
SunTrust Banks, Inc.	2,253	148,761
US Bancorp	2,560	128,076
Wells Fargo & Co.	6,056	335,751

		1,681,930

Beverages — 2.0%
Dr Pepper Snapple Group, Inc.	1,063	129,695
Molson Coors Brewing Co., Class B	1,420	96,648

		226,343

Capital Markets — 4.2%
Charles Schwab Corp. (The)	1,772	90,574
Invesco Ltd.	1,786	47,446
Morgan Stanley	1,978	93,768
Northern Trust Corp.	762	78,377
T. Rowe Price Group, Inc.	1,419	164,678

		474,843

Chemicals — 0.3%
AdvanSix, Inc.*	929	34,040

Communications Equipment — 1.7%
Cisco Systems, Inc.	2,924	125,841
CommScope Holding Co., Inc.*	2,182	63,737

		189,578

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	542	121,062

Consumer Finance — 3.3%
Ally Financial, Inc.	1,994	52,370
American Express Co.	880	86,250
Capital One Financial Corp.	2,583	237,395

		376,015

INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 2.5%
Ball Corp.	4,121	146,511
Graphic Packaging Holding Co.	4,081	59,218
WestRock Co.	1,479	84,314

		290,043

Distributors — 0.5%
Genuine Parts Co.	598	54,876

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,059	34,002
Verizon Communications, Inc.	1,753	88,197

		122,199

Electric Utilities — 4.8%
American Electric Power Co., Inc.	1,785	123,605
Duke Energy Corp.	726	57,411
Edison International	921	58,266
Eversource Energy	988	57,901
NextEra Energy, Inc.	734	122,565
Xcel Energy, Inc.	2,681	122,448

		542,196

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.*	986	74,257

Energy Equipment & Services — 0.2%
Apergy Corp.*	500	20,879

Equity Real Estate Investment Trusts (REITs) — 6.9%
American Homes 4 Rent, Class A	3,395	75,309
Brixmor Property Group, Inc.	4,784	83,377
CorePoint Lodging, Inc.*	1,449	37,516
EastGroup Properties, Inc.	542	51,755
Federal Realty Investment Trust	435	55,037
Kimco Realty Corp.	4,279	72,696
Mid-America Apartment Communities, Inc.	1,062	106,896
Outfront Media, Inc.	3,339	64,938
Public Storage	489	110,844
Rayonier, Inc.	2,065	79,894
Weyerhaeuser Co.	1,357	49,469

		787,731

Food & Staples Retailing — 1.5%
Kroger Co. (The)	2,429	69,112
Walgreens Boots Alliance, Inc.	1,716	102,980

		172,092

Food Products — 0.9%
Post Holdings, Inc.*	1,175	101,065

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 0.5%
Medtronic plc	609	52,162

Health Care Providers & Services — 2.4%
Aetna, Inc.	390	71,633
CVS Health Corp.	453	29,175
HCA Healthcare, Inc.	543	55,695
UnitedHealth Group, Inc.	465	113,994

		270,497

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	1,356	64,553
Hilton Worldwide Holdings, Inc.	1,050	83,127

		147,680

Household Products — 1.8%
Clorox Co. (The)	298	40,345
Energizer Holdings, Inc.	1,121	70,551
Procter & Gamble Co. (The)	1,261	98,421

		209,317

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	642	69,493
Honeywell International, Inc.	879	126,623

		196,116

Insurance — 7.4%
Alleghany Corp.	73	42,085
American International Group, Inc.	2,453	130,036
Chubb Ltd.	654	83,102
Fairfax Financial Holdings Ltd. (Canada)	106	59,637
Hartford Financial Services Group, Inc. (The)	2,075	106,119
Loews Corp.	3,856	186,183
Marsh & McLennan Cos., Inc.	506	41,480
Prudential Financial, Inc.	397	37,128
Travelers Cos., Inc. (The)	935	114,347
Unum Group	1,215	44,950

		845,067

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	507	60,959

Machinery — 1.5%
Dover Corp.	1,000	73,215
Illinois Tool Works, Inc.	413	57,283
Middleby Corp. (The)*	392	40,933

		171,431

Media — 4.2%
CBS Corp. (Non-Voting), Class B	1,223	68,784
Charter Communications, Inc., Class A*	437	128,217

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — continued
Clear Channel Outdoor Holdings, Inc., Class A	483	2,076
DISH Network Corp., Class A*	4,393	147,659
Entercom Communications Corp., Class A	6,373	48,118
Nexstar Media Group, Inc., Class A	1,203	88,285

		483,139

Multiline Retail — 1.8%
Kohl’s Corp.	1,593	116,160
Nordstrom, Inc.	1,790	92,692

		208,852

Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	1,849	128,711
EQT Corp.	1,813	100,063
Exxon Mobil Corp.	2,668	220,683
Kinder Morgan, Inc.	6,961	122,999
Marathon Petroleum Corp.	1,270	89,069
Occidental Petroleum Corp.	1,517	126,959
PBF Energy, Inc., Class A	1,010	42,356
Phillips 66	1,068	119,911
Williams Cos., Inc. (The)	2,256	61,147

		1,011,898

Paper & Forest Products — 0.5%
KapStone Paper and Packaging Corp.	1,524	52,561

Personal Products — 0.5%
Coty, Inc., Class A	4,168	58,770

Pharmaceuticals — 6.4%
Allergan plc	678	112,983
Johnson & Johnson	1,405	170,522
Merck & Co., Inc.	2,754	167,170
Pfizer, Inc.	7,655	277,724

		728,399

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A*	2,010	95,938

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	761	73,033
QUALCOMM, Inc.	1,096	61,515
Texas Instruments, Inc.	1,526	168,260

		302,808

Software — 1.2%
Microsoft Corp.	1,413	139,348

Specialty Retail — 3.8%
AutoZone, Inc.*	199	133,820
Best Buy Co., Inc.	725	54,091

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2018 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Dick’s Sporting Goods, Inc.	791	27,883
Home Depot, Inc. (The)	387	75,585
Murphy USA, Inc.*	957	71,082
Tiffany & Co.	524	69,010

		431,471

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	2,998	43,795

Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	691	63,164

Total Common Stocks (Cost $8,291,115)		11,187,015

	NO. OF RIGHTS
Rights — 0.0% (a)
Media — 0.0% (a)
Media General, Inc., CVR*‡ (Cost $ —)	2,982	147

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Institutional Class Shares, 1.80% (b)(c) (Cost $253,654)	253,654	253,654

Total Investments — 100.5% (Cost $8,544,769)		11,440,816
Liabilities in Excess of Other Assets — (0.5%)		(56,579)

NET ASSETS — 100.0%		$11,384,237

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2018

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$8,411,704	$2,655,061		$3,773,141
Investments in affiliates, at value	218,911	80,883		114,331
Cash	—	3		—
Receivables:
Investment securities sold	85,021	75,146		82,370
Fund shares sold	8,219	1,479		7,558
Dividends from non-affiliates	1,163	2,386		1,052
Dividends from affiliates	280	101		165

Total Assets	8,725,298	2,815,059		3,978,617

LIABILITIES:
Payables:
Investment securities purchased	13,254	10,527		53,625
Fund shares redeemed	14,107	68,851		4,390
Accrued liabilities:
Investment advisory fees	4,105	1,356		2,088
Administration fees	201	88		248
Distribution fees	836	102		273
Service fees	860	155		324
Custodian and accounting fees	40	13		19
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—
Other	308	259		406

Total Liabilities	33,711	81,351		61,373

Net Assets	$8,691,587	$2,733,708		$3,917,244

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$4,681,911	$1,667,630	$2,760,321
Accumulated undistributed (distributions in excess of) net investment income	(10,288)	5,278	(6,360)
Accumulated net realized gains (losses)	397,561	183,003	176,578
Net unrealized appreciation (depreciation)	3,622,403	877,797	986,705

Total Net Assets	$8,691,587	$2,733,708	$3,917,244

Net Assets:
Class A	$1,724,681	$402,897	$934,982
Class C	740,817	27,666	82,939
Class I	1,753,505	326,026	1,140,704
Class R2	43	443	38,486
Class R3	266	—	26,638
Class R4	12,005	—	14,320
Class R5	112,830	6,499	313,336
Class R6	4,347,440	1,970,177	1,365,839

Total	$8,691,587	$2,733,708	$3,917,244

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	79,353	7,813	30,321
Class C	38,665	557	3,404
Class I	78,408	6,231	32,187
Class R2	2	9	1,149
Class R3	12	—	756
Class R4	537	—	405
Class R5	4,958	124	8,740
Class R6	190,068	37,607	37,939

Net Asset Value (a):
Class A — Redemption price per share	$21.73	$51.57	$30.84
Class C — Offering price per share (b)	19.16	49.66	24.37
Class I — Offering and redemption price per share	22.36	52.32	35.44
Class R2 — Offering and redemption price per share	21.68	51.08	33.49
Class R3 — Offering and redemption price per share	21.74	—	35.23
Class R4 — Offering and redemption price per share	22.36	—	35.40
Class R5 — Offering and redemption price per share	22.76	52.35	35.85
Class R6 — Offering and redemption price per share	22.87	52.39	36.00
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$22.93	$54.43	$32.55

Cost of investments in non-affiliates	$4,789,301	$1,777,264	$2,786,436
Cost of investments in affiliates	218,911	80,883	114,331

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2018 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$17,775,868	$11,187,162
Investments in affiliates, at value	511,256	253,654
Receivables:
Investment securities sold	—	2,045
Fund shares sold	28,991	7,984
Dividends from non-affiliates	26,485	9,596
Dividends from affiliates	666	417

Total Assets	18,343,266	11,460,858

LIABILITIES:
Payables:
Due to custodian	2	—
Fund shares redeemed	45,670	68,214
Accrued liabilities:
Investment advisory fees	9,565	5,545
Administration fees	1,158	353
Distribution fees	595	654
Service fees	1,038	1,149
Custodian and accounting fees	84	55
Trustees’ and Chief Compliance Officer’s fees	23	3
Other	1,280	648

Total Liabilities	59,415	76,621

Net Assets	$18,283,851	$11,384,237

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$11,036,559	$8,124,426
Accumulated undistributed (distributions in excess of) net investment income	79,148	67,136
Accumulated net realized gains (losses)	618,540	296,628
Net unrealized appreciation (depreciation)	6,549,604	2,896,047

Total Net Assets	$18,283,851	$11,384,237

Net Assets:
Class A	$1,967,162	$1,346,080
Class C	214,331	591,602
Class I	2,985,882	2,296,056
Class L	11,795,588	3,255,993
Class R2	82,108	38
Class R3	62,576	1,132
Class R4	17,859	17,231
Class R5	84,457	6,114
Class R6	1,073,888	3,869,991

Total	$18,283,851	$11,384,237

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	50,128	38,050
Class C	5,688	16,808
Class I	75,204	64,498
Class L	293,343	91,422
Class R2	2,181	1
Class R3	1,606	32
Class R4	452	486
Class R5	2,104	172
Class R6	26,721	108,694

Net Asset Value (a):
Class A — Redemption price per share	$39.24	$35.38
Class C — Offering price per share (b)	37.68	35.20
Class I — Offering and redemption price per share	39.70	35.60
Class L — Offering and redemption price per share	40.21	35.62
Class R2 — Offering and redemption price per share	37.64	35.22
Class R3 — Offering and redemption price per share	38.97	35.11
Class R4 — Offering and redemption price per share	39.56	35.47
Class R5 — Offering and redemption price per share	40.15	35.57
Class R6 — Offering and redemption price per share	40.19	35.60
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$41.41	$37.34

Cost of investments in non-affiliates	$11,226,264	$8,291,115
Cost of investments in affiliates	511,256	253,654

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2018

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	(a)	$—	(a)	$— (a)
Interest income from affiliates	5		1		1
Dividend income from non-affiliates	44,154		33,091		20,376
Dividend income from affiliates	3,073		1,049		1,500

Total investment income	47,232		34,141		21,877

EXPENSES:
Investment advisory fees	51,756		18,856		22,981
Administration fees	6,470		2,358		2,873
Distribution fees:
Class A	4,241		991		2,330
Class C	4,969		220		641
Class R2 (b)	—	(a)	2		191
Class R3	1		—		17
Service fees:
Class A	4,241		991		2,330
Class C	1,656		73		214
Class I	3,722		1,067		2,727
Class R2 (b)	—	(a)	1		95
Class R3	1		—		17
Class R4	12		—		13
Class R5	108		6		283
Custodian and accounting fees	219		76		108
Interest expense to affiliates	—		—	(a)	—
Professional fees	147		83		94
Trustees’ and Chief Compliance Officer’s fees	35		35		37
Printing and mailing costs	383		152		194
Registration and filing fees	381		144		213
Transfer agency fees (See Note 2.C.)	261		54		564
Other	178		48		69

Total expenses	78,781		25,157		35,991

Less fees waived	(6,794)		(2,565)		(1,980)
Less earnings credits	—	(a)	—		— (a)
Less expense reimbursements	(23)		—		(41)

Net expenses	71,964		22,592		33,970

Net investment income (loss)	(24,732)		11,549		(12,093)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	694,039		280,150		321,274
Change in net unrealized appreciation/depreciation on investments in non-affiliates	1,184,781		63,890		272,913

Net realized/unrealized gains (losses)	1,878,820		344,040		594,187

Change in net assets resulting from operations	$1,854,088		$355,589		$582,094

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$—	(a)
Interest income from affiliates	7	9
Dividend income from non-affiliates	319,092	250,315
Dividend income from affiliates	6,352	4,089

Total investment income	325,451	254,413

EXPENSES:
Investment advisory fees	120,919	75,968
Administration fees	15,119	9,498
Distribution fees:
Class A	5,237	3,633
Class C	2,347	5,040
Class R2 (b)	431	—	(a)
Class R3	115	2
Service fees:
Class A	5,237	3,633
Class C	782	1,680
Class I	7,518	6,001
Class L	12,236	3,837
Class R2 (b)	216	—	(a)
Class R3	114	2
Class R4	30	18
Class R5	79	5
Custodian and accounting fees	486	311
Professional fees	235	198
Trustees’ and Chief Compliance Officer’s fees	18	19
Printing and mailing costs	1,568	581
Registration and filing fees	583	456
Transfer agency fees (See Note 2.C.)	1,032	271
Other	423	179

Total expenses	174,725	111,332

Less fees waived	(14,187)	(10,541)
Less earnings credits	—	—	(a)
Less expense reimbursements	(539)	(35)

Net expenses	159,999	100,756

Net investment income (loss)	165,452	153,657

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	714,557	371,543
Change in net unrealized appreciation/depreciation on investments in non-affiliates	323,839	415,090

Net realized/unrealized gains (losses)	1,038,396	786,633

Change in net assets resulting from operations	$1,203,848	$940,290

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Value Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(24,732)	$(20,857)	$11,549	$8,576
Net realized gain (loss)	694,039	258,483	280,150	120,548
Change in net unrealized appreciation/depreciation	1,184,781	1,188,472	63,890	282,160

Change in net assets resulting from operations	1,854,088	1,426,098	355,589	411,284

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	(356)
From net realized gains	(69,162)	—	(21,659)	(10,459)
Class C
From net realized gains	(29,276)	—	(1,665)	(964)
Class I
From net investment income	—	—	(521)	(2,165)
From net realized gains	(52,479)	—	(19,740)	(20,374)
Class R2 (a)
From net investment income	—	—	—	— (b)
From net realized gains	(1)	—	(22)	(19)
Class R3 (c)
From net realized gains	(11)	—	—	—
Class R4 (c)
From net realized gains	(1)	—	—	—
Class R5
From net investment income	—	—	(17)	(11)
From net realized gains	(4,273)	—	(300)	(84)
Class R6
From net investment income	—	—	(7,565)	(6,472)
From net realized gains	(165,239)	—	(118,825)	(46,392)

Total distributions to shareholders	(320,442)	—	(170,314)	(87,296)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	60,031	(291,788)	(260,045)	120,141

NET ASSETS:
Change in net assets	1,593,677	1,134,310	(74,770)	444,129
Beginning of period	7,097,910	5,963,600	2,808,478	2,364,349

End of period	$8,691,587	$7,097,910	$2,733,708	$2,808,478

Accumulated undistributed (distributions in excess of) net investment income	$(10,288)	$(9,977)	$5,278	$2,627

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective May 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(12,093)	$(9,289)	$165,452	$140,662
Net realized gain (loss)	321,274	128,903	714,557	458,502
Change in net unrealized appreciation/depreciation	272,913	403,806	323,839	1,674,398

Change in net assets resulting from operations	582,094	523,420	1,203,848	2,273,562

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(10,151)	(9,018)
From net realized gains	(64,175)	(449)	(40,349)	(135,546)
Class C
From net realized gains	(6,964)	(55)	(4,819)	(33,147)
Class I
From net investment income	—	—	(21,474)	(17,549)
From net realized gains	(64,653)	(390)	(54,995)	(155,821)
Class L
From net investment income	—	—	(115,010)	(100,129)
From net realized gains	—	—	(224,024)	(669,173)
Class R2
From net investment income	—	—	(285)	(133)
From net realized gains	(2,500)	(11)	(1,680)	(4,114)
Class R3 (a)
From net investment income	—	—	(401)	— (b)
From net realized gains	(102)	— (b)	(954)	(1)
Class R4 (a)
From net investment income	—	—	(124)	— (b)
From net realized gains	(242)	— (b)	(261)	(1)
Class R5 (c)
From net investment income	—	—	(715)	— (b)
From net realized gains	(16,962)	(96)	(1,450)	(1)
Class R6 (c)
From net investment income	—	—	(6,725)	(437)
From net realized gains	(63,898)	(275)	(12,644)	(2,480)

Total distributions to shareholders	(219,496)	(1,276)	(496,061)	(1,127,550)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	466,368	(285,349)	(826,948)	1,692,858

NET ASSETS:
Change in net assets	828,966	236,795	(119,161)	2,838,870
Beginning of period	3,088,278	2,851,483	18,403,012	15,564,142

End of period	$3,917,244	$3,088,278	$18,283,851	$18,403,012

Accumulated undistributed (distributions in excess of) net investment income	$(6,360)	$(5,294)	$79,148	$72,501

(a)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Growth and JPMorgan Mid Cap Value Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$153,657	$120,170
Net realized gain (loss)	371,543	526,307
Change in net unrealized appreciation/depreciation	415,090	1,078,370

Change in net assets resulting from operations	940,290	1,724,847

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(12,114)	(17,004)
From net realized gains	(14,662)	—
Class C
From net investment income	(1,306)	(4,071)
From net realized gains	(6,508)	—
Class I
From net investment income	(27,074)	(17,338)
From net realized gains	(23,851)	—
Class L
From net investment income	(51,294)	(51,645)
From net realized gains	(38,934)	—
Class R2 (a)
From net investment income	— (b)	—
From net realized gains	— (b)	—
Class R3 (c)
From net investment income	(9)	— (b)
From net realized gains	(8)	—
Class R4 (c)
From net investment income	(24)	— (b)
From net realized gains	(19)	—
Class R5 (c)
From net investment income	(65)	— (b)
From net realized gains	(50)	—
Class R6 (c)
From net investment income	(44,453)	(44,017)
From net realized gains	(33,205)	—

Total distributions to shareholders	(253,576)	(134,075)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(360,503)	(623,697)

NET ASSETS:
Change in net assets	326,211	967,075
Beginning of period	11,058,026	10,090,951

End of period	$11,384,237	$11,058,026

Accumulated undistributed (distributions in excess of) net investment income	$67,136	$57,021

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective September 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$385,379	$381,174	$69,668	$121,592
Distributions reinvested	67,889	—	21,589	10,791
Cost of shares redeemed	(604,708)	(822,569)	(90,548)	(133,304)

Change in net assets resulting from Class A capital transactions	$(151,440)	$(441,395)	$709	$(921)

Class C
Proceeds from shares issued	$167,812	$114,033	$2,589	$7,205
Distributions reinvested	27,785	—	1,665	964
Cost of shares redeemed	(179,201)	(227,966)	(8,820)	(13,282)

Change in net assets resulting from Class C capital transactions	$16,396	$(113,933)	$(4,566)	$(5,113)

Class I
Proceeds from shares issued	$820,383	$917,922	$67,824	$289,476
Distributions reinvested	48,329	—	19,948	19,559
Cost of shares redeemed	(1,088,919)	(424,343)	(567,749)	(241,418)

Change in net assets resulting from Class I capital transactions	$(220,207)	$493,579	$(479,977)	$67,617

Class R2 (a)
Proceeds from shares issued	$40	$—	$75	$107
Distributions reinvested	1	—	19	13
Cost of shares redeemed	(2)	—	(284)	(284)

Change in net assets resulting from Class R2 capital transactions	$39	$—	$(190)	$(164)

Class R3 (b)
Proceeds from shares issued	$379	$20	$—	$—
Distributions reinvested	11	—	—	—
Cost of shares redeemed	(187)	—	—	—

Change in net assets resulting from Class R3 capital transactions	$203	$20	$—	$—

Class R4 (b)
Proceeds from shares issued	$12,768	$20	$—	$—
Distributions reinvested	1	—	—	—
Cost of shares redeemed	(1,127)	—	—	—

Change in net assets resulting from Class R4 capital transactions	$11,642	$20	$—	$—

Class R5
Proceeds from shares issued	$22,793	$17,853	$4,460	$831
Distributions reinvested	4,273	—	317	95
Cost of shares redeemed	(31,002)	(23,614)	(361)	(2,320)

Change in net assets resulting from Class R5 capital transactions	$(3,936)	$(5,761)	$4,416	$(1,394)

Class R6
Proceeds from shares issued	$1,307,512	$161,959	$659,956	$173,778
Distributions reinvested	165,238	—	126,386	52,511
Cost of shares redeemed	(1,065,416)	(386,277)	(566,779)	(166,173)

Change in net assets resulting from Class R6 capital transactions	$407,334	$(224,318)	$219,563	$60,116

Total change in net assets resulting from capital transactions	$60,031	$(291,788)	$(260,045)	$120,141

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Commencement of offering of class of shares effective May 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	19,063	23,931	1,371	2,680
Reinvested	3,464	—	435	244
Redeemed	(29,518)	(51,511)	(1,784)	(2,942)

Change in Class A Shares	(6,991)	(27,580)	22	(18)

Class C
Issued	9,329	7,911	52	164
Reinvested	1,603	—	35	22
Redeemed	(10,165)	(16,036)	(180)	(302)

Change in Class C Shares	767	(8,125)	(93)	(116)

Class I
Issued	39,183	55,638	1,338	6,309
Reinvested	2,400	—	396	436
Redeemed	(55,106)	(26,275)	(11,347)	(5,239)

Change in Class I Shares	(13,523)	29,363	(9,613)	1,506

Class R2 (a)
Issued	2	—	3	2
Reinvested	— (b)	—	— (b)	— (b)
Redeemed	— (b)	—	(6)	(6)

Change in Class R2 Shares	2	—	(3)	(4)

Class R3 (c)
Issued	20	1	—	—
Reinvested	— (b)	—	—	—
Redeemed	(9)	—	—	—

Change in Class R3 Shares	11	1	—	—

Class R4 (c)
Issued	587	1	—	—
Reinvested	— (b)	—	—	—
Redeemed	(51)	—	—	—

Change in Class R4 Shares	536	1	—	—

Class R5
Issued	1,072	1,062	88	19
Reinvested	209	—	6	2
Redeemed	(1,457)	(1,434)	(7)	(49)

Change in Class R5 Shares	(176)	(372)	87	(28)

Class R6
Issued	63,769	9,786	13,118	3,807
Reinvested	8,033	—	2,502	1,169
Redeemed	(49,818)	(23,089)	(10,935)	(3,615)

Change in Class R6 Shares	21,984	(13,303)	4,685	1,361

(a)	Commencement of offering of class of shares effective July 31, 2017 for JPMorgan Growth Advantage Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective May 31, 2017 for JPMorgan Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$118,397	$98,041	$363,088	$419,157
Distributions reinvested	61,743	434	45,299	131,659
Cost of shares redeemed	(251,332)	(295,300)	(671,647)	(852,023)

Change in net assets resulting from Class A capital transactions	$(71,192)	$(196,825)	$(263,260)	$(301,207)

Class C
Proceeds from shares issued	$14,077	$16,838	$7,880	$23,292
Distributions reinvested	6,179	49	4,180	26,948
Cost of shares redeemed	(35,034)	(38,935)	(263,384)	(180,218)

Change in net assets resulting from Class C capital transactions	$(14,778)	$(22,048)	$(251,324)	$(129,978)

Class I
Proceeds from shares issued	$339,754	$310,137	$751,430	$963,041
Distributions reinvested	61,456	339	70,707	157,140
Cost of shares redeemed	(427,645)	(362,253)	(851,133)	(727,688)

Change in net assets resulting from Class I capital transactions	$(26,435)	$(51,777)	$(28,996)	$392,493

Class L
Proceeds from shares issued	$—	$—	$1,968,939	$3,537,449
Distributions reinvested	—	—	306,493	668,445
Cost of shares redeemed	—	—	(3,432,839)	(2,817,548)

Change in net assets resulting from Class L capital transactions	$—	$—	$(1,157,407)	$1,388,346

Class R2
Proceeds from shares issued	$14,239	$17,018	$17,627	$37,304
Distributions reinvested	2,362	10	1,815	3,910
Cost of shares redeemed	(17,165)	(19,788)	(25,651)	(26,653)

Change in net assets resulting from Class R2 capital transactions	$(564)	$(2,760)	$(6,209)	$14,561

Class R3 (a)
Proceeds from shares issued	$27,693	$154	$51,385	$19,636
Distributions reinvested	102	— (b)	1,347	1
Cost of shares redeemed	(1,822)	(12)	(10,294)	(706)

Change in net assets resulting from Class R3 capital transactions	$25,973	$142	$42,438	$18,931

Class R4 (a)
Proceeds from shares issued	$14,393	$122	$18,175	$3,529
Distributions reinvested	242	— (b)	385	1
Cost of shares redeemed	(897)	(2)	(4,544)	(38)

Change in net assets resulting from Class R4 capital transactions	$13,738	$120	$14,016	$3,492

Class R5 (c)
Proceeds from shares issued	$79,191	$40,930	$70,982	$30,405
Distributions reinvested	15,915	91	2,165	1
Cost of shares redeemed	(59,057)	(60,912)	(21,198)	(421)

Change in net assets resulting from Class R5 capital transactions	$36,049	$(19,891)	$51,949	$29,985

Class R6 (c)
Proceeds from shares issued	$649,363	$197,543	$924,565	$292,949
Distributions reinvested	63,657	274	18,935	2,917
Cost of shares redeemed	(209,443)	(190,127)	(171,655)	(19,631)

Change in net assets resulting from Class R6 capital transactions	$503,577	$7,690	$771,845	$276,235

Total change in net assets resulting from capital transactions	$466,368	$(285,349)	$(826,948)	$1,692,858

(a)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Growth and JPMorgan Mid Cap Value Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	3,941	3,890	9,353	11,445
Reinvested	2,145	18	1,153	3,648
Redeemed	(8,462)	(11,718)	(17,242)	(23,250)

Change in Class A Shares	(2,376)	(7,810)	(6,736)	(8,157)

Class C
Issued	586	818	210	663
Reinvested	271	3	111	778
Redeemed	(1,457)	(1,896)	(7,079)	(5,080)

Change in Class C Shares	(600)	(1,075)	(6,758)	(3,639)

Class I
Issued	9,954	10,786	19,096	26,028
Reinvested	1,861	12	1,778	4,300
Redeemed	(12,666)	(12,803)	(21,586)	(19,566)

Change in Class I Shares	(851)	(2,005)	(712)	10,762

Class L
Issued	—	—	49,400	94,419
Reinvested	—	—	7,611	18,060
Redeemed	—	—	(86,072)	(75,042)

Change in Class L Shares	—	—	(29,061)	37,437

Class R2
Issued	437	629	472	1,050
Reinvested	75	— (a)	48	113
Redeemed	(526)	(729)	(686)	(754)

Change in Class R2 Shares	(14)	(100)	(166)	409

Class R3 (b)
Issued	799	5	1,326	530
Reinvested	3	— (a)	34	— (a)
Redeemed	(51)	— (a)	(265)	(19)

Change in Class R3 Shares	751	5	1,095	511

Class R4 (b)
Issued	419	4	464	94
Reinvested	7	— (a)	10	— (a)
Redeemed	(25)	— (a)	(115)	(1)

Change in Class R4 Shares	401	4	359	93

Class R5 (c)
Issued	2,258	1,404	1,800	795
Reinvested	477	3	54	— (a)
Redeemed	(1,695)	(2,103)	(534)	(11)

Change in Class R5 Shares	1,040	(696)	1,320	784

Class R6 (c)
Issued	18,762	6,766	23,270	7,706
Reinvested	1,899	10	471	79
Redeemed	(6,005)	(6,595)	(4,290)	(515)

Change in Class R6 Shares	14,656	181	19,451	7,270

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Growth and JPMorgan Mid Cap Value Fund.
(c)	Commencement of offering of class of shares effective September 9, 2016 for JPMorgan Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$302,187	$526,758
Distributions reinvested	25,163	16,190
Cost of shares redeemed	(497,550)	(1,438,824)

Change in net assets resulting from Class A capital transactions	$(170,200)	$(895,876)

Class C
Proceeds from shares issued	$58,391	$124,351
Distributions reinvested	7,029	3,544
Cost of shares redeemed	(261,978)	(223,429)

Change in net assets resulting from Class C capital transactions	$(196,558)	$(95,534)

Class I
Proceeds from shares issued	$844,644	$1,247,895
Distributions reinvested	44,769	12,528
Cost of shares redeemed	(897,538)	(728,849)

Change in net assets resulting from Class I capital transactions	$(8,125)	$531,574

Class L
Proceeds from shares issued	$1,135,519	$1,631,959
Distributions reinvested	85,647	45,687
Cost of shares redeemed	(1,811,163)	(3,876,760)
Redemptions in-kind (See Note 7)	—	(644,712)

Change in net assets resulting from Class L capital transactions	$(589,997)	$(2,843,826)

Class R2 (a)
Proceeds from shares issued	$38	$—
Distributions reinvested	— (b)	—
Cost of shares redeemed	(1)	—

Change in net assets resulting from Class R2 capital transactions	$37	$—

Class R3 (c)
Proceeds from shares issued	$793	$393
Distributions reinvested	14	— (b)
Cost of shares redeemed	(103)	(15)

Change in net assets resulting from Class R3 capital transactions	$704	$378

Class R4 (c)
Proceeds from shares issued	$19,694	$31
Distributions reinvested	43	— (b)
Cost of shares redeemed	(2,597)	— (b)

Change in net assets resulting from Class R4 capital transactions	$17,140	$31

Class R5 (c)
Proceeds from shares issued	$6,381	$415
Distributions reinvested	115	— (b)
Cost of shares redeemed	(1,014)	— (b)

Change in net assets resulting from Class R5 capital transactions	$5,482	$415

Class R6 (c)
Proceeds from shares issued	$1,235,372	$2,989,115
Distributions reinvested	77,658	44,017
Cost of shares redeemed	(732,016)	(353,991)

Change in net assets resulting from Class R6 capital transactions	$581,014	$2,679,141

Total change in net assets resulting from capital transactions	$(360,503)	$(623,697)

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective September 9, 2016.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	8,673	16,726
Reinvested	704	497
Redeemed	(14,215)	(45,710)

Change in Class A Shares	(4,838)	(28,487)

Class C
Issued	1,674	3,919
Reinvested	198	109
Redeemed	(7,551)	(7,093)

Change in Class C Shares	(5,679)	(3,065)

Class I
Issued	24,044	38,266
Reinvested	1,245	383
Redeemed	(25,207)	(23,245)

Change in Class I Shares	82	15,404

Class L
Issued	32,262	51,361
Reinvested	2,380	1,397
Redeemed	(51,546)	(129,686)
Redemptions in-kind (See Note 7)	—	(19,228)

Change in Class L Shares	(16,904)	(96,156)

Class R2 (a)
Issued	1	—
Reinvested	— (b)	—
Redeemed	— (b)	—

Change in Class R2 Shares	1	—

Class R3 (c)
Issued	22	12
Reinvested	1	— (b)
Redeemed	(3)	— (b)

Change in Class R3 Shares	20	12

Class R4 (c)
Issued	558	1
Reinvested	1	— (b)
Redeemed	(74)	—

Change in Class R4 Shares	485	1

Class R5 (c)
Issued	186	12
Reinvested	3	— (b)
Redeemed	(29)	— (b)

Change in Class R5 Shares	160	12

Class R6 (c)
Issued	35,495	100,995
Reinvested	2,160	1,347
Redeemed	(20,295)	(11,008)

Change in Class R6 Shares	17,360	91,334

(a)	Commencement of offering of class of shares effective July 31, 2017.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective September 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2018	$17.95	$(0.12)	$4.74	$4.62	$(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—
Year Ended June 30, 2016	15.74	(0.08)	(0.71)	(0.79)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)	2.17	2.07	(0.57)
Year Ended June 30, 2014	11.43	(0.07)	3.52	3.45	(0.64)

Class C
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—
Year Ended June 30, 2016	14.22	(0.14)	(0.64)	(0.78)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)	1.96	1.81	(0.57)
Year Ended June 30, 2014	10.51	(0.12)	3.23	3.11	(0.64)

Class I
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—
Year Ended June 30, 2016	16.06	(0.06)	(0.72)	(0.78)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)	2.20	2.13	(0.57)
Year Ended June 30, 2014	11.60	(0.04)	3.58	3.54	(0.64)

Class R2
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	(0.84)

Class R3
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—

Class R4
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—

Class R5
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—
Year Ended June 30, 2016	16.25	(0.03)	(0.73)	(0.76)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)	2.23	2.19	(0.57)
Year Ended June 30, 2014	11.68	(0.02)	3.61	3.59	(0.64)

Class R6
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—
Year Ended June 30, 2016	16.27	(0.01)	(0.73)	(0.74)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)	2.23	2.20	(0.57)
December 23, 2013 (f) through June 30, 2014	13.86	(0.01)	0.79	0.78	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$21.73	26.22%	$1,724,681	1.16%	(0.57)%	1.25%	31%
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)	1.35	46
15.74	14.99	1,174,260	1.24	(0.65)	1.35	46
14.24	30.69	717,564	1.24	(0.51)	1.31	62

19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34
12.91	(5.55)	594,190	1.75	(1.04)	1.85	46
14.22	14.43	321,500	1.74	(1.14)	1.84	46
12.98	30.12	144,229	1.74	(1.01)	1.81	62

22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34
14.75	(4.91)	922,981	1.08	(0.41)	1.09	46
16.06	15.14	1,219,501	1.09	(0.48)	1.09	46
14.50	31.03	975,175	1.05	(0.30)	1.06	62

21.68	22.39	43	1.41	(0.77)	1.59	31

21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34
14.96	(4.72)	82,358	0.89	(0.20)	0.90	46
16.25	15.42	58,686	0.86	(0.25)	0.87	46
14.63	31.25	1,453,864	0.85	(0.11)	0.86	62

22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)	0.76	46
16.27	15.48	2,414,333	0.76	(0.17)	0.77	46
14.64	5.63	271,958	0.80	(0.15)	0.82	62

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2018	$48.53	$— (f)	$5.89	$5.89	$—	$(2.85)	$(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)
Year Ended June 30, 2016	47.12	(0.01)	(2.02)	(2.03)	(0.03)	(2.11)	(2.14)
Year Ended June 30, 2015	44.91	(0.03)	4.32	4.29	(0.02)	(2.06)	(2.08)
Year Ended June 30, 2014	38.10	(0.04)	10.25	10.21	(0.02)	(3.38)	(3.40)

Class C
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)	(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)	4.23	3.98	—	(2.03)	(2.03)
Year Ended June 30, 2014	37.71	(0.24)	10.12	9.88	—	(3.38)	(3.38)

Class I
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.47	0.11	(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13	4.34	4.47	(0.09)	(2.06)	(2.15)
Year Ended June 30, 2014	38.22	0.11	10.30	10.41	(0.10)	(3.38)	(3.48)

Class R2
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)	(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)	4.30	4.16	—	(2.05)	(2.05)
March 14, 2014 (g) through June 30, 2014	42.92	(0.05)	2.01	1.96	(0.01)	—	(0.01)

Class R5
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)
Year Ended June 30, 2016	47.49	0.18	(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20	4.33	4.53	(0.13)	(2.06)	(2.19)
March 14, 2014 (g) through June 30, 2014	43.14	0.04	2.02	2.06	(0.05)	—	(0.05)

Class R6
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)
Year Ended June 30, 2016	47.49	0.20	(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20	4.34	4.54	(0.14)	(2.06)	(2.20)
March 14, 2014 (g) through June 30, 2014	43.14	0.04	2.02	2.06	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$51.57	12.37%	$402,897	1.17%	0.01%	1.25%	31%
48.53	16.61	378,055	1.24	(0.05)	1.37	38
42.95	(4.17)	335,424	1.25	(0.03)	1.43	39
47.12	9.99	232,320	1.24	(0.06)	1.44	41
44.91	27.96	156,016	1.24	(0.08)	1.41	47

49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38
41.85	(4.64)	32,045	1.75	(0.54)	1.96	39
46.16	9.44	25,597	1.74	(0.56)	1.91	41
44.21	27.34	20,018	1.74	(0.57)	1.93	47

52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38
43.41	(3.81)	622,440	0.90	0.25	1.20	39
47.47	10.35	1,773,929	0.89	0.29	1.16	41
45.15	28.45	1,773,321	0.89	0.27	1.18	47

51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38
42.75	(4.38)	688	1.50	(0.30)	1.81	39
46.98	9.71	823	1.49	(0.31)	1.69	41
44.87	4.56	688	1.47	(0.41)	1.60	47

52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38
43.43	(3.73)	2,840	0.80	0.42	0.91	39
47.49	10.49	1,636	0.79	0.43	0.88	41
45.15	4.77	91	0.78	0.27	0.91	47

52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38
43.44	(3.66)	1,370,912	0.74	0.46	0.77	39
47.49	10.53	1,268,988	0.74	0.45	0.80	41
45.15	4.78	823,036	0.73	0.34	0.86	47

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2018	$27.99	$(0.19)		$5.18	$4.99	$(2.14)
Year Ended June 30, 2017	23.43	(0.14)		4.71	4.57	(0.01)
Year Ended June 30, 2016	27.71	(0.15)		(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)		3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(f)	7.42	7.29	(2.79)

Class C
Year Ended June 30, 2018	22.64	(0.27)		4.14	3.87	(2.14)
Year Ended June 30, 2017	19.05	(0.22)		3.82	3.60	(0.01)
Year Ended June 30, 2016	22.93	(0.22)		(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)		2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(f)	6.39	6.17	(2.79)

Class I
Year Ended June 30, 2018	31.79	(0.10)		5.89	5.79	(2.14)
Year Ended June 30, 2017	26.52	(0.07)		5.35	5.28	(0.01)
Year Ended June 30, 2016	31.06	(0.09)		(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)		3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(f)	8.16	8.10	(2.79)

Class R2
Year Ended June 30, 2018	30.31	(0.28)		5.60	5.32	(2.14)
Year Ended June 30, 2017	25.41	(0.21)		5.12	4.91	(0.01)
Year Ended June 30, 2016	29.96	(0.18)		(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)		3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(f)	7.97	7.77	(2.79)

Class R3
Year Ended June 30, 2018	31.71	(0.19)		5.85	5.66	(2.14)
September 9, 2016 (g) through June 30, 2017	27.06	(0.13)		4.79	4.66	(0.01)

Class R4
Year Ended June 30, 2018	31.77	(0.12)		5.89	5.77	(2.14)
September 9, 2016 (g) through June 30, 2017	27.06	(0.06)		4.78	4.72	(0.01)

Class R5
Year Ended June 30, 2018	32.09	(0.06)		5.96	5.90	(2.14)
Year Ended June 30, 2017	26.74	(0.03)		5.39	5.36	(0.01)
Year Ended June 30, 2016	31.26	(0.03)		(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)		3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(f)	8.18	8.16	(2.79)

Class R6
Year Ended June 30, 2018	32.20	(0.04)		5.98	5.94	(2.14)
Year Ended June 30, 2017	26.82	(0.02)		5.41	5.39	(0.01)
Year Ended June 30, 2016	31.33	(0.02)		(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)		3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(f)(h)	8.19	8.19	(2.79)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income(loss) per share would have been $(0.14), $(0.23), $(0.06), $(0.20), $(0.02) and $(0.01) and for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.22)%, (0.73)%, (0.08)%, (0.03)% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.
(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$30.84	18.39%	$934,982	1.23%	(0.62)%		1.30%	56%
27.99	19.52	915,226	1.23	(0.56)		1.36	41
23.43	(10.29)	949,148	1.24	(0.59)		1.40	56
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(f)	1.37	69

24.37	17.76	82,939	1.73	(1.12)		1.76	56
22.64	18.92	90,640	1.73	(1.06)		1.85	41
19.05	(10.70)	96,729	1.74	(1.08)		1.90	56
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(f)	1.86	69

35.44	18.72	1,140,704	0.92	(0.30)		1.00	56
31.79	19.92	1,050,151	0.92	(0.25)		1.08	41
26.52	(10.01)	929,489	0.93	(0.31)		1.13	56
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(f)	1.12	69

33.49	18.06	38,486	1.48	(0.87)		1.57	56
30.31	19.34	35,242	1.42	(0.74)		1.69	41
25.41	(10.42)	32,092	1.40	(0.71)		1.71	56
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(f)	1.59	69

35.23	18.34	26,638	1.23	(0.54)		1.26	56
31.71	17.24	152	1.23	(0.54)		1.42	41

35.40	18.66	14,320	0.98	(0.33)		1.01	56
31.77	17.46	129	0.98	(0.23)		1.10	41

35.85	18.89	313,336	0.78	(0.16)		0.85	56
32.09	20.06	247,068	0.78	(0.10)		0.89	41
26.74	(9.87)	224,498	0.79	(0.13)		0.91	56
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(f)	0.92	69

36.00	18.95	1,365,839	0.73	(0.11)		0.76	56
32.20	20.11	749,670	0.73	(0.06)		0.76	41
26.82	(9.82)	619,527	0.73	(0.06)		0.77	56
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(f)	0.86	69

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2018	$37.80	$0.20		$2.14	$2.34	$(0.18)	$(0.72)	$(0.90)
Year Ended June 30, 2017	35.41	0.17		4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19		0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20		2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(f)	7.02	7.17	(0.15)	(1.45)	(1.60)

Class C
Year Ended June 30, 2018	36.35	(0.02)		2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)		4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01		0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01		2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(f)	6.83	6.80	— (g)	(1.45)	(1.45)

Class I
Year Ended June 30, 2018	38.24	0.30		2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27		4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28		0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28		2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(f)	7.10	7.33	(0.22)	(1.45)	(1.67)

Class L
Year Ended June 30, 2018	38.70	0.40		2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36		4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37		0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40		2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(f)	7.17	7.49	(0.31)	(1.45)	(1.76)

Class R2
Year Ended June 30, 2018	36.33	0.10		2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07		4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10		0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10		2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(f)	6.82	6.88	(0.10)	(1.45)	(1.55)

Class R3
Year Ended June 30, 2018	37.67	0.21		2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (h) through June 30, 2017	35.78	0.26		4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Year Ended June 30, 2018	38.16	0.33		2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (h) through June 30, 2017	36.18	0.38		4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Year Ended June 30, 2018	38.67	0.38		2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (h) through June 30, 2017	36.60	0.36		4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Year Ended June 30, 2018	38.69	0.43		2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (h) through June 30, 2017	36.60	0.32		4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.23, $0.32 and $0.05 for Class A, Class C, Class I, Class L and Class R2 Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.66%, 0.90% and 0.16% for Class A, Class C, Class I, Class L and Class R2 Shares, respectively.

(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$39.24	6.20%	$1,967,162	1.23%	0.51%		1.26%	13%
37.80	13.83	2,149,689	1.23	0.45		1.36	23
35.41	1.85	2,302,567	1.24	0.54		1.41	20
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(f)	1.37	25

37.68	5.65	214,331	1.74	(0.06)		1.75	13
36.35	13.27	452,351	1.74	(0.06)		1.80	23
34.17	1.35	549,619	1.75	0.03		1.83	20
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(f)	1.87	25

39.70	6.44	2,985,882	0.98	0.77		1.00	13
38.24	14.15	2,902,646	0.98	0.72		1.07	23
35.79	2.11	2,332,160	0.99	0.80		1.11	20
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(f)	1.12	25

40.21	6.73	11,795,588	0.74	1.00		0.86	13
38.70	14.39	12,478,637	0.74	0.96		0.91	23
36.19	2.35	10,313,629	0.75	1.04		0.94	20
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(f)	0.97	25

37.64	5.93	82,108	1.49	0.26		1.51	13
36.33	13.53	85,287	1.49	0.21		1.65	23
34.14	1.61	66,167	1.50	0.29		1.75	20
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(f)	1.62	25

38.97	6.17	62,576	1.24	0.55		1.25	13
37.67	12.70	19,262	1.24	0.87		1.35	23

39.56	6.45	17,859	0.99	0.83		1.00	13
38.16	12.89	3,537	0.99	1.26		1.10	23

40.15	6.61	84,457	0.84	0.96		0.85	13
38.67	13.06	30,334	0.84	1.18		1.02	23

40.19	6.71	1,073,888	0.74	1.08		0.75	13
38.69	13.13	281,269	0.74	1.05		0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2018	$33.40	$0.35	(f)	$2.26	$2.61	$(0.28)	$(0.35)	$(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27		(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19		1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34		5.03	5.37	(0.16)	(0.70)	(0.86)

Class C
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14		(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04		1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20		5.02	5.22	(0.05)	(0.70)	(0.75)

Class I
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33		(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27		1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42		5.03	5.45	(0.20)	(0.70)	(0.90)

Class L
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43		(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34		1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48		5.04	5.52	(0.25)	(0.70)	(0.95)

Class R2
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.38	7.81%	$1,346,080	1.17%	1.01	%(f)	1.25%	23%
33.40	17.60	1,432,370	1.24	0.85		1.36	24
28.66	(2.34)	2,045,698	1.24	0.98		1.43	26
29.84	5.78	2,440,061	1.24	0.64		1.41	17
29.15	22.19	1,701,250	1.24	1.26		1.33	36

35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24
28.52	(2.82)	728,800	1.74	0.49		1.85	26
29.72	5.26	701,023	1.73	0.14		1.83	17
29.08	21.58	402,880	1.74	0.74		1.83	36

35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24
28.86	(2.10)	1,414,635	0.99	1.16		1.05	26
29.99	6.05	3,095,251	0.99	0.89		1.05	17
29.27	22.49	2,546,808	0.99	1.53		1.08	36

35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24
28.86	(1.87)	5,901,818	0.74	1.50		0.88	26
30.06	6.36	5,058,172	0.74	1.15		0.90	17
29.31	22.77	3,042,506	0.74	1.77		0.93	36

35.22	5.54	38	1.41	0.78	(f)	1.61	23

35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2018

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2*, Class R3**, Class R4**, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3***, Class R4***, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3***, Class R4***, Class R5**** and Class R6****	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2*, Class R3***, Class R4***, Class R5**** and Class R6****	JPM I	Diversified

*	Class R2 Shares commenced operations on July 31, 2017 for JPMorgan Growth Advantage Fund and JPMorgan Value Advantage Fund.
**	Class R3 and Class R4 Shares commenced operations on May 31, 2017 for JPMorgan Growth Advantage Fund.
***	Class R3 and Class R4 Shares commenced operations on September 9, 2016 for JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund.
****	Class R5 and Class R6 Shares commenced operations on September 9, 2016 for JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund.

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Effective as of the close of business on December 1, 2016, Class L Shares of the Value Advantage Fund are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Effective as of the close of business on January 3, 2014, all share classes of the Mid Cap Equity Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Effective as of the close of business on February 22, 2013, all share classes of the Mid Cap Value Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,630,615	$—	$—	$8,630,615

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,735,944	$—	$—	$2,735,944

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2018 (continued)

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,887,472	$—	$—	$3,887,472

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,287,124	$—	$—	$18,287,124

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$11,440,669	$—	$147	$11,440,816

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOIs. Level 3 consists of rights. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels for the year ended June 30, 2018.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the year ended June 30, 2018 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$112	$57	$55	n/a	$—	(a)	$—	(a)	$—	(a)	$5		$32	$261
Mid Cap Equity Fund
Transfer agency fees	22	3	14	n/a	—	(a)	n/a		n/a		—	(a)	15	54
Mid Cap Growth Fund
Transfer agency fees	435	9	39	n/a	26		—	(a)	—	(a)	7		48	564
Mid Cap Value Fund
Transfer agency fees	154	19	46	$790	10		—	(a)	—	(a)	—	(a)	13	1,032
Value Advantage Fund
Transfer agency fees	80	56	38	64	—	(a)	—	(a)	1		2		30	271

(a)	Amount rounds to less than one thousand.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of June 30, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) Net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(9,925)	$24,421	$(14,496)
Mid Cap Equity Fund	2	(795)	793
Mid Cap Growth Fund	3	11,027	(11,030)
Mid Cap Value Fund	—	(3,920)	3,920
Value Advantage Fund	192	(7,203)	7,011

The reclassifications for the Funds relate primarily to investments in partnerships, non-taxable dividends and net operating losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.65

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended June 30, 2018, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2018 (continued)

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$401	$2
Mid Cap Equity Fund	111	—	(a)
Mid Cap Growth Fund	71	—	(a)
Mid Cap Value Fund	21	1
Value Advantage Fund	187	1

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Growth Advantage Fund	1.14	%^	1.64	%^	0.89	%^	n/a	1.39	%^	1.14	%^	0.89	%^	0.74	%^	0.64	%^
Mid Cap Equity Fund	1.14	^^	1.64	^^	0.89	^^	n/a	1.39	^^	n/a		n/a		0.74	^^	0.64	^^
Mid Cap Growth Fund	1.24		1.74		0.93		n/a	1.49		1.24		0.99		0.79		0.74
Mid Cap Value Fund	1.24		1.75		0.99		0.75%	1.50		1.25		1.00		0.85		0.75
Value Advantage Fund	1.14	^^^	1.64	^^^	0.89	^^^	0.75	1.39	^^^	1.14	^^^	0.89	^^^	0.74	^^^	0.64	^^^

^

The contractual expense percentages for Growth Advantage Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Growth Advantage Fund were 1.24%, 1.74%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.75% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

^^

The contractual expense percentages for Mid Cap Equity Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Mid Cap Equity Fund were 1.25%, 1.75%, 0.90%, 1.50%, 0.80% and 0.75% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.

^^^

The contractual expense percentages for Value Advantage Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Value Advantage Fund were 1.24%, 1.74%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.75% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended June 30, 2018 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2018.

For the year ended June 30, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$3,557	$2,373	$324	$6,254	$23
Mid Cap Equity Fund	1,286	857	229	2,372	—
Mid Cap Growth Fund	264	169	1,293	1,726	41
Mid Cap Value Fund	86	58	12,861	13,005	539
Value Advantage Fund	4,933	3,288	1,568	9,789	35

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the year ended June 30, 2018 was as follows (amounts in thousands):

Growth Advantage Fund	$540
Mid Cap Equity Fund	193
Mid Cap Growth Fund	254
Mid Cap Value Fund	1,182
Value Advantage Fund	752

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended June 30, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended June 30, 2018, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Growth Advantage Fund	$1
Mid Cap Equity Fund	—	(a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	2
Value Advantage Fund	2

(a)	Amount rounds to less than one thousand.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2018 (continued)

4. Investment Transactions

During the year ended June 30, 2018, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,400,519	$2,774,236
Mid Cap Equity Fund	859,465	1,260,936
Mid Cap Growth Fund	2,090,895	1,887,561
Mid Cap Value Fund	2,341,631	3,175,091
Value Advantage Fund	2,545,962	2,832,086

During the year ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$5,039,544	$3,654,216	$63,145	$3,591,071
Mid Cap Equity Fund	1,885,077	889,907	39,040	850,867
Mid Cap Growth Fund	2,929,533	996,741	38,802	957,939
Mid Cap Value Fund	11,783,601	6,862,407	358,884	6,503,523
Value Advantage Fund	8,586,699	3,101,808	247,691	2,854,117

For the Funds, the difference between book and tax basis appreciation/(depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended June 30, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$10,634	$309,808	$320,442
Mid Cap Equity Fund	46,277	124,037	170,314
Mid Cap Growth Fund	—	219,496	219,496
Mid Cap Value Fund	175,864	320,197	496,061
Value Advantage Fund	136,339	117,237	253,576

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution Paid
Mid Cap Equity Fund	$9,004	$78,292	$87,296
Mid Cap Growth Fund	—	1,276	1,276
Mid Cap Value Fund	143,520	984,030	1,127,550
Value Advantage Fund	134,075	—	134,075

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

As of June 30, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$34,608	$394,284	$3,591,071
Mid Cap Equity Fund	31,100	184,155	850,867
Mid Cap Growth Fund	22,962	182,385	957,939
Mid Cap Value Fund	80,523	663,571	6,503,523
Value Advantage Fund	106,126	299,647	2,854,117

For the Funds, the cumulative timing differences primarily consist of late year ordinary loss deferrals and wash sale loss deferrals.

During the year ended June 30, 2018, the following Fund utilized net capital loss carryforwards as follows (amounts in thousands):

Mid Cap Value Fund	$7,367

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2018, the following Funds deferred to July 1, 2018 late year ordinary losses and post-October capital losses of (amounts in thousands):

Late Year Ordinary Loss Deferral
Growth Advantage Fund	$10,229
Mid Cap Growth Fund	6,257

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2018. Average borrowings from the Facility during the year ended June 30, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Mid Cap Equity Fund	$6,018	2.50%	1	$—	(a)

(a)	Amount rounds to less than one thousand.

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a Fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2018 (continued)

The Funds did not utilize the Credit Facility during the year ended June 30, 2018.

7. Redemptions in-Kind

During the year ended June 30, 2017, certain Class L shareholders sold their shares of Value Advantage Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

March 17, 2017	Value		Realized Gains (Losses)	Type
Class L	$644,712	*	$273,526	Redemption in-kind

*	This amount includes cash of approximately $21,734,000 associated with the redemption in-kind.

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of June 30, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	4	12.4%	3	14.0%
Mid Cap Equity Fund	—	—	4	22.1
Mid Cap Growth Fund	—	—	7	15.7
Mid Cap Value Fund	—	—	7	20.5
Value Advantage Fund	—	—	4	11.1

As of June 30, 2018, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	29.5%
Mid Cap Equity Fund	47.7
Value Advantage Fund	20.9

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

9. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of June 30, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I), JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II), JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust) and JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.) (hereafter collectively referred to as the “Funds”) as of June 30, 2018, the related statements of operations for the year ended June 30, 2018, the statements of changes in net assets for each of the two years in the period ended June 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

August 28, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	135	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer (2014-2017), President and Chief Operating Officer, NYLIFE Distributors LLC (registered broker-dealer) (2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); President (2015-2017), Co-President (2014-2015) and Senior Managing Director, New York Life Investment Management LLC (registered investment adviser) (2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (formerly MainStay VP Series Fund, Inc.) (registered investment companies) (2007-2017); President, MainStay DefinedTerm Municipal Opportunities Fund (registered investment company) (2011-2017); President, MainStay Funds Trust (registered investment companies) (2009-2017); President, The MainStay Funds (registered investment companies) (2007-2017).	135	Advisory Board Member, Scholarship Committee Member and Investment Committee Member, The First Tee of Plainfield (non-profit youth sports organization that provides need-based scholarships) (2014-present); Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	135	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	135	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	135	None

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	135	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-2017; Advisory Board Member, Betterment for Business (2016-2017) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-2017) (index creator); Member, Russell Index Client Advisory Board (2001-2015); Advisory Board Member, State Street Global Advisors’ OCIO Board (2017-present).

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	135	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	135	None

Marilyn McCoy*** (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	135	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	135	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	135	Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Trout Unlimited (2017-present).

Marian U. Pardo**** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	135	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	135	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (135 funds).

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

TRUSTEES (continued)

(Unaudited)

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management) (2009 to September 2013).

Noah Greenhill (1969), Secretary (2018)	Managing Director and General Counsel, JPMorgan Asset Management (2015 – Present); Managing Director and General Counsel, JPMorgan Global Alternative Funds (2012-2015).

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2018, and continued to hold your shares at the end of the reporting period, June 30, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,104.70	$5.90	1.13%
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,101.80	8.49	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,105.80	4.59	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R2
Actual	1,000.00	1,103.30	7.20	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R3
Actual	1,000.00	1,104.70	5.90	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class R4
Actual	1,000.00	1,106.40	4.60	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R5
Actual	1,000.00	1,107.00	3.81	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	1,107.50	3.29	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,028.10	$5.68	1.13%
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,025.40	8.19	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,029.30	4.43	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R2
Actual	1,000.00	1,026.70	6.93	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R5
Actual	1,000.00	1,030.10	3.67	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	1,030.70	3.17	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,058.70	6.28	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class C
Actual	1,000.00	1,055.90	8.82	1.73
Hypothetical	1,000.00	1,016.22	8.65	1.73
Class I
Actual	1,000.00	1,060.10	4.70	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Class R2
Actual	1,000.00	1,057.10	7.55	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class R3
Actual	1,000.00	1,058.60	6.28	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class R4
Actual	1,000.00	1,059.90	5.01	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class R5
Actual	1,000.00	1,061.00	3.99	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78
Class R6
Actual	1,000.00	1,061.30	3.73	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	995.70	6.14	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	993.40	8.65	1.75
Hypothetical	1,000.00	1,016.12	8.75	1.75
Class I
Actual	1,000.00	997.00	4.90	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class L
Actual	$1,000.00	$998.30	$3.72	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	994.50	7.42	1.50
Hypothetical	1,000.00	1,017.36	7.50	1.50
Class R3
Actual	1,000.00	995.70	6.14	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R4
Actual	1,000.00	997.00	4.90	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R5
Actual	1,000.00	997.80	4.16	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84
Class R6
Actual	1,000.00	998.30	3.72	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	987.20	5.62	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	984.90	8.07	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class I
Actual	1,000.00	988.30	4.34	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class L
Actual	1,000.00	989.20	3.65	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R2
Actual	1,000.00	986.00	6.80	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R3
Actual	1,000.00	987.30	5.57	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class R4
Actual	1,000.00	988.60	4.39	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R5
Actual	1,000.00	989.20	3.60	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	989.40	3.11	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2018:

Dividends Received Deduction
JPMorgan Growth Advantage Fund	88.90%
JPMorgan Mid Cap Equity Fund	61.95
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	100.00

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$309,808
JPMorgan Mid Cap Equity Fund	124,037
JPMorgan Mid Cap Growth Fund	219,496
JPMorgan Mid Cap Value Fund	320,197
JPMorgan Value Advantage Fund	117,237

Qualified Dividend Income (QDI)

Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2018 (amounts in thousands):

Qualified Dividend Income
JPMorgan Growth Advantage Fund	$10,634
JPMorgan Mid Cap Equity Fund	33,173
JPMorgan Mid Cap Value Fund	175,864
JPMorgan Value Advantage Fund	136,339

JUNE 30, 2018	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. June 2018.	AN-MC-618

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Effective October 31, 2017, Dennis P. Harrington replaced James Schonbachler as the audit committee financial expert. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2018 – $33,413

2017 – $33,371

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2018 – $5,840

2017 – $5,780

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2018 – $11,091

2017 – $10,980

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2018 and 2017, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2018 – Not applicable

2017 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of                Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2018 – 0.0%

2017 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2017 – $32.0 million

2016 – $28.3 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 31, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
August 31, 2018